Schedule of Investments PIMCO Fixed Income SHares: Series C	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 150.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
American Airlines, Inc. 9.305% due 04/20/2028		$2,210	$2,258
Quikrete Holdings, Inc. 6.575% due 02/10/2032		1,200	1,188
SkyMiles IP Ltd. 8.043% due 10/20/2027		405	409

Total Loan Participations and Assignments (Cost $3,833)			3,855

CORPORATE BONDS & NOTES 45.5%
BANKING & FINANCE 30.2%
Aircastle Ltd. 5.950% due 02/15/2029		1,600	1,646
Ally Financial, Inc. 6.184% due 07/26/2035 •		1,600	1,591
American Assets Trust LP
3.375% due 02/01/2031		4,000	3,530
6.150% due 10/01/2034		4,550	4,553
Antares Holdings LP 6.500% due 02/08/2029		2,000	2,012
Ares Capital Corp. 2.875% due 06/15/2028		3,300	3,072
Ares Finance Co. LLC 3.250% due 06/15/2030		4,950	4,617
Ares Management Corp. 5.600% due 10/11/2054		2,500	2,326
Athene Global Funding
5.380% due 01/07/2030		3,000	3,044
5.526% due 07/11/2031		5,000	5,075
Aviation Capital Group LLC 3.500% due 11/01/2027		1,300	1,256
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6,141	5,750
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		5,000	5,142
Banco Santander SA 5.538% due 03/14/2030 •		10,000	10,214
Bank of America Corp. 5.468% due 01/23/2035 •		25,300	25,679
Barclays PLC
2.894% due 11/24/2032 •		6,900	5,984
6.692% due 09/13/2034 •		4,100	4,398
BGC Group, Inc. 6.600% due 06/10/2029		3,750	3,854
BNP Paribas SA
1.904% due 09/30/2028 •		8,000	7,454
4.400% due 08/14/2028		14,700	14,526
4.500% due 02/25/2030 •(c)(d)		900	783
4.625% due 02/25/2031 •(c)(d)		1,900	1,640
Brookfield Finance, Inc.
3.500% due 03/30/2051		7,100	4,894
6.350% due 01/05/2034		2,500	2,664
CaixaBank SA
6.037% due 06/15/2035 •		3,000	3,102
6.840% due 09/13/2034 •		5,000	5,433
Cantor Fitzgerald LP 7.200% due 12/12/2028		8,700	9,183
CI Financial Corp. 3.200% due 12/17/2030		3,200	2,797
Citadel Finance LLC 5.900% due 02/10/2030		3,000	2,989
Citadel LP 6.375% due 01/23/2032		3,000	3,080
Citigroup, Inc. 3.785% due 03/17/2033 •		2,000	1,830
Cooperatieve Rabobank UA 4.655% due 08/22/2028 •		6,300	6,294
Credit Agricole SA
5.862% due 01/09/2036 •		3,000	3,071
7.500% due 06/23/2026 ~(c)(d)	GBP	100	131
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060		$10,000	1,200

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

Crown Castle, Inc.
4.300% due 02/15/2029		3,000	2,934
5.200% due 09/01/2034		6,000	5,875
Deloitte LLP
0.000% due 01/30/2037 «(f)		700	691
0.000% due 01/30/2040 «(f)		1,200	1,176
Deutsche Bank AG
2.311% due 11/16/2027 •		9,500	9,132
3.729% due 01/14/2032 •		1,200	1,080
5.625% due 05/19/2031 ~	EUR	200	220
6.819% due 11/20/2029 •		$9,000	9,547
Discover Financial Services 7.964% due 11/02/2034 •		3,000	3,431
Extra Space Storage LP 5.500% due 07/01/2030		7,500	7,693
Fairfax Financial Holdings Ltd. 4.230% due 06/14/2029	CAD	300	213
First American Financial Corp. 4.000% due 05/15/2030		$3,850	3,678
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		400	386
4.950% due 05/28/2027		5,000	4,929
6.125% due 03/08/2034		4,150	3,984
Freedom Mortgage Holdings LLC 8.375% due 04/01/2032		4,700	4,596
GA Global Funding Trust 5.900% due 01/13/2035		4,900	4,972
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,200	1,059
GLP Capital LP
4.000% due 01/15/2030		3,278	3,101
5.300% due 01/15/2029		3,150	3,157
6.250% due 09/15/2054		2,500	2,459
Goldman Sachs Group, Inc. 5.851% due 04/25/2035 •		19,700	20,367
Golub Capital BDC, Inc.
2.050% due 02/15/2027		4,000	3,770
6.000% due 07/15/2029		1,000	1,005
Golub Capital Private Credit Fund 5.875% due 05/01/2030		1,500	1,486
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,200	3,110
Host Hotels & Resorts LP 5.500% due 04/15/2035		7,650	7,501
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	3,966
5.875% due 09/28/2026 ~(c)(d)	GBP	11,800	15,166
Hudson Pacific Properties LP
3.250% due 01/15/2030		$100	69
3.950% due 11/01/2027		100	89
4.650% due 04/01/2029		400	303
5.950% due 02/15/2028		200	174
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030		5,000	5,124
JPMorgan Chase & Co.
5.294% due 07/22/2035 •		4,000	4,018
5.350% due 06/01/2034 •		20,000	20,334
5.766% due 04/22/2035 •		4,900	5,095
KBC Group NV 6.324% due 09/21/2034 •		3,000	3,178
Kilroy Realty LP
3.050% due 02/15/2030		3,000	2,671
4.750% due 12/15/2028		400	394
KKR Financial Holdings LLC 5.400% due 05/23/2033		9,000	8,672
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		2,000	1,249
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(c)(d)		7,100	7,142
LPL Holdings, Inc. 6.750% due 11/17/2028		5,700	6,028
Maple Grove Funding Trust 4.161% due 08/15/2051		8,000	5,554
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	3,992
Morgan Stanley
0.000% due 04/02/2032 þ(f)		7,000	4,698
5.320% due 07/19/2035 •		2,500	2,501
5.656% due 04/18/2030 •		1,600	1,650
5.831% due 04/19/2035 •		14,300	14,826
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		3,000	2,758
NMI Holdings, Inc. 6.000% due 08/15/2029		6,000	6,082
Nordea Bank Abp
3.750% due 03/01/2029 •(c)(d)		5,850	5,205

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

6.625% due 03/26/2026 •(c)(d)		5,000	5,028
Prologis LP 4.200% due 02/15/2033	CAD	3,000	2,097
Sammons Financial Group, Inc.
3.350% due 04/16/2031		$3,000	2,688
6.875% due 04/15/2034		5,800	6,195
Santander U.K. Group Holdings PLC 2.469% due 01/11/2028 •		1,700	1,634
Sixth Street Lending Partners 5.750% due 01/15/2030		3,100	3,072
SMBC Aviation Capital Finance DAC 5.450% due 05/03/2028		3,600	3,668
Stellantis Finance U.S., Inc. 6.450% due 03/18/2035		1,700	1,689
Synchrony Financial 3.950% due 12/01/2027		1,100	1,073
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	174	212
5.744% due 04/13/2040		568	720
5.801% due 10/13/2040		6,304	8,016
UBS Group AG
6.301% due 09/22/2034 •		$10,326	10,980
6.537% due 08/12/2033 •		10,000	10,718
Ventas Realty LP 5.000% due 01/15/2035		3,000	2,903
VICI Properties LP 5.750% due 04/01/2034		3,000	3,018
Wells Fargo & Co.
2.879% due 10/30/2030 •		10,000	9,220
3.350% due 03/02/2033 •		8,000	7,180
5.499% due 01/23/2035 •(g)		15,400	15,615

			503,030

INDUSTRIALS 11.1%
Air Canada Pass-Through Trust 3.750% due 06/15/2029		1,770	1,728
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		2,201	2,195
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,700	1,621
3.375% due 11/01/2028		4,500	4,365
3.575% due 07/15/2029		1,608	1,557
3.650% due 02/15/2029		2,153	2,078
3.700% due 04/01/2028		2,003	1,965
American Airlines, Inc.
5.500% due 04/20/2026		1,708	1,705
5.750% due 04/20/2029		1,700	1,665
Ashtead Capital, Inc. 4.250% due 11/01/2029		1,600	1,541
Bayer U.S. Finance LLC
4.375% due 12/15/2028		6,900	6,723
6.875% due 11/21/2053		3,500	3,621
Boeing Co.
6.298% due 05/01/2029		2,000	2,098
6.388% due 05/01/2031		2,300	2,452
6.528% due 05/01/2034		1,900	2,037
6.858% due 05/01/2054		3,200	3,479
7.008% due 05/01/2064		1,700	1,844
British Airways Pass-Through Trust 3.300% due 06/15/2034		2,292	2,140
Charter Communications Operating LLC 5.125% due 07/01/2049		2,000	1,589
DR Horton, Inc. 5.000% due 10/15/2034		5,500	5,363
Elevance Health, Inc. 2.550% due 03/15/2031		2,576	2,278
Energy Transfer LP
3.750% due 05/15/2030		450	426
5.250% due 04/15/2029		11,400	11,538
5.600% due 09/01/2034		4,100	4,109
Eni SpA 5.500% due 05/15/2034		1,600	1,614
Ferguson Finance PLC 3.250% due 06/02/2030		2,500	2,312
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,600	2,739
Greensaif Pipelines Bidco SARL 6.103% due 08/23/2042		$4,500	4,519
Harbour Energy PLC 6.327% due 04/01/2035 (a)		1,400	1,395
HCA, Inc.
5.450% due 09/15/2034		2,750	2,727
5.950% due 09/15/2054		650	625
6.200% due 03/01/2055		3,700	3,676

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

Imperial Brands Finance PLC 3.875% due 07/26/2029		4,000	3,842
Kraft Heinz Foods Co. 4.375% due 06/01/2046		5,000	4,089
Las Vegas Sands Corp. 3.500% due 08/18/2026		4,750	4,661
Mars, Inc. 5.650% due 05/01/2045		2,500	2,507
Marvell Technology, Inc. 4.875% due 06/22/2028		5,500	5,526
MSCI, Inc.
3.250% due 08/15/2033		300	259
3.625% due 09/01/2030		200	185
NetApp, Inc. 5.700% due 03/17/2035		3,400	3,396
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,979
4.345% due 09/17/2027		2,900	2,821
4.810% due 09/17/2030		700	665
Occidental Petroleum Corp. 5.200% due 08/01/2029		2,500	2,500
Oracle Corp. 2.875% due 03/25/2031		2,100	1,881
Quikrete Holdings, Inc.
6.375% due 03/01/2032		1,600	1,611
6.750% due 03/01/2033		500	498
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	1,100	1,446
Smith & Nephew PLC 5.400% due 03/20/2034		$4,000	4,004
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		257	240
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,469
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		349	347
United Airlines Pass-Through Trust
2.700% due 11/01/2033		3,912	3,478
2.875% due 04/07/2030		1,355	1,275
3.450% due 01/07/2030		1,360	1,293
4.000% due 10/11/2027		843	833
5.875% due 04/15/2029		5,157	5,257
United Airlines, Inc. 4.625% due 04/15/2029		1,000	947
Vale Overseas Ltd. 6.400% due 06/28/2054		2,000	1,976
Venture Global Calcasieu Pass LLC 4.125% due 08/15/2031		4,800	4,365
Venture Global LNG, Inc. 7.000% due 01/15/2030		6,800	6,704
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		6,000	5,222
Volkswagen Group of America Finance LLC 3.750% due 05/13/2030		1,300	1,211
Weir Group PLC 2.200% due 05/13/2026		3,400	3,302
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		1,400	1,403
Woodside Finance Ltd.
5.100% due 09/12/2034		7,700	7,475
5.700% due 09/12/2054		4,600	4,294

			184,685

UTILITIES 4.2%
AES Corp. 5.800% due 03/15/2032		6,250	6,318
Black Hills Corp. 6.000% due 01/15/2035		3,000	3,107
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		2,500	2,441
Dominion Energy, Inc. 3.300% due 04/15/2041		2,500	1,844
E.ON International Finance BV 6.650% due 04/30/2038		1,300	1,414
Edison International
5.750% due 06/15/2027		1,050	1,061
6.250% due 03/15/2030		3,800	3,851
Electricite de France SA 6.000% due 04/22/2064		5,500	5,205
MidAmerican Energy Co. 4.250% due 05/01/2046		600	498
NiSource, Inc. 1.700% due 02/15/2031		8,200	6,866
ONEOK, Inc.
4.400% due 10/15/2029		2,000	1,965

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

4.750% due 10/15/2031	4,600	4,511
5.050% due 11/01/2034	4,700	4,540
Pacific Gas & Electric Co.
3.300% due 12/01/2027	2,800	2,687
3.750% due 07/01/2028	1,800	1,732
3.950% due 12/01/2047	2,400	1,756
4.300% due 03/15/2045	700	548
4.500% due 07/01/2040	1,800	1,530
4.550% due 07/01/2030	3,400	3,292
5.250% due 03/01/2052	2,000	1,727
6.700% due 04/01/2053	5,000	5,208
PacifiCorp 4.150% due 02/15/2050	1,800	1,393
Puget Energy, Inc. 5.725% due 03/15/2035	2,500	2,497
Toledo Edison Co. 2.650% due 05/01/2028	4,584	4,284

		70,275

Total Corporate Bonds & Notes (Cost $777,122)		757,990

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.4%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.587% due 06/01/2029	2,515	2,308
3.714% due 06/01/2041	1,200	917
3.850% due 06/01/2050	3,470	3,195

		6,420

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	860	934

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	7,485	6,935

Total Municipal Bonds & Notes (Cost $14,819)		14,289

U.S. GOVERNMENT AGENCIES 58.7%
Freddie Mac 6.500% due 01/01/2038	12	12
Ginnie Mae, TBA 2.500% due 04/01/2055 - 05/01/2055	77,400	66,025
Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 09/01/2052	23,287	21,743
4.500% due 08/01/2039 - 10/01/2053	28,525	27,339
5.000% due 07/01/2053 - 01/01/2054	94,681	92,972
5.500% due 10/01/2053 - 01/01/2054	4,460	4,458
6.500% due 02/01/2054	11,142	11,536
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2055	188,500	163,391
4.000% due 05/01/2055	64,800	60,291
4.500% due 06/01/2055	106,384	101,678
5.000% due 05/01/2055	80,000	78,345
5.500% due 04/01/2055 - 05/01/2055	201,300	200,900
6.000% due 06/01/2055	99,000	100,363
6.500% due 06/01/2055	47,000	48,386

Total U.S. Government Agencies (Cost $972,659)		977,439

U.S. TREASURY OBLIGATIONS 21.2%
U.S. Treasury Bonds
4.125% due 08/15/2044 (g)	68,700	64,385
4.750% due 11/15/2043 (g)(k)	56,200	57,431
U.S. Treasury Inflation Protected Securities (b)
0.125% due 10/15/2025 (i)	9,915	9,924
0.375% due 07/15/2025 (i)	32,411	32,468
0.500% due 01/15/2028 (i)	64,380	63,247
1.750% due 01/15/2034	125,124	124,954

Total U.S. Treasury Obligations (Cost $349,208)		352,409

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
AG Trust 6.335% due 07/15/2041 •	4,181	4,190
Angel Oak Mortgage Trust 1.581% due 09/25/2066 ~	1,892	1,572
Atrium Hotel Portfolio Trust 5.547% due 12/15/2036 ~	1,587	1,560
Banc of America Funding Trust 5.109% due 01/20/2047 ~	16	14

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

BANK5
5.769% due 06/15/2057		2,835	2,933
5.788% due 06/15/2057		5,700	5,895
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~		6	5
6.368% due 10/25/2033 •		5	5
Bear Stearns ALT-A Trust 4.593% due 02/25/2036 •		218	153
Beast Mortgage Trust 5.620% due 02/15/2037 •		300	268
Benchmark Mortgage Trust 6.363% due 07/15/2056 ~		6,500	6,780
BMO Mortgage Trust
5.462% due 02/15/2057		3,500	3,559
5.857% due 02/15/2057		2,250	2,324
BX Trust
5.309% due 01/17/2039 ~		5,000	4,953
5.354% due 12/15/2038 •		3,390	3,383
Citigroup Mortgage Loan Trust
6.080% due 09/25/2035 •		21	21
6.838% due 09/25/2035 ~		11	10
Commercial Mortgage Trust 5.734% due 12/15/2038 •		7,974	7,894
Countrywide Alternative Loan Trust
4.835% due 05/25/2036 ~		25	22
6.000% due 08/25/2034		1,992	2,036
Countrywide Home Loan Mortgage Pass-Through Trust 5.075% due 03/25/2035 ~		39	36
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.689% due 02/25/2061 ~		2,127	2,120
4.193% due 07/27/2061 •		4,083	4,071
4.991% due 08/25/2067 ~		1,288	1,284
DC Commercial Mortgage Trust 6.314% due 09/12/2040		1,100	1,128
Downey Savings & Loan Association Mortgage Loan Trust
4.951% due 08/19/2045 ~		276	245
5.443% due 07/19/2044 ~		147	139
Eurosail PLC
5.530% due 06/13/2045 ~	GBP	269	345
5.530% due 06/13/2045 •		175	225
GreenPoint Mortgage Funding Trust 4.895% due 06/25/2045 ~		$589	466
GreenPoint Mortgage Funding Trust Pass-Through Certificates 7.394% due 10/25/2033 •		1	1
GS Mortgage Securities Corp. Trust 5.566% due 07/15/2035 •		1,298	1,013
GSR Mortgage Loan Trust
5.328% due 09/25/2035 ~		35	34
5.880% due 03/25/2033 •		3	3
6.697% due 09/25/2035 •		3	3
6.697% due 09/25/2035 ~		10	10
HarborView Mortgage Loan Trust
4.811% due 01/19/2038 •		61	55
5.114% due 06/20/2035 ~		101	96
HomeBanc Mortgage Trust 4.955% due 01/25/2036 ~		125	121
JP Morgan Chase Commercial Mortgage Securities Trust
4.916% due 04/15/2037 •		976	958
5.783% due 12/15/2036 ~		100	66
JP Morgan Mortgage Trust
5.676% due 11/25/2033 ~		6	5
6.057% due 02/25/2035 ~		4	4
6.382% due 07/25/2035 ~		51	52
Legacy Mortgage Asset Trust 5.892% due 10/25/2066 þ		2,195	2,196
Lux Trust 7.010% due 08/15/2040 •		4,500	4,551
MFA Trust
1.381% due 04/25/2065 •		708	681
1.947% due 04/25/2065 •		720	692
Morgan Stanley Capital Trust 2.428% due 04/05/2042 •		5,000	4,277
Morgan Stanley Mortgage Loan Trust 5.432% due 08/25/2034 ~		115	111
Natixis Commercial Mortgage Securities Trust
3.796% due 11/15/2032 ~		1,146	1,087
5.534% due 08/15/2038 •		1,200	1,152
New York Mortgage Trust 4.670% due 08/25/2061 þ		4,207	4,184
OBX Trust 6.567% due 06/25/2063 þ		1,714	1,734
OPEN Trust 7.408% due 11/15/2040 •		4,763	4,789
RCKT Mortgage Trust
5.582% due 12/25/2044 þ		2,324	2,333
6.808% due 09/25/2043 ~		678	686

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

Residential Accredit Loans, Inc. Trust 4.855% due 04/25/2046 •		700	178
SMRT Commercial Mortgage Trust 5.320% due 01/15/2039 ~		2,900	2,880
Structured Adjustable Rate Mortgage Loan Trust 6.527% due 02/25/2034 •		8	7
Structured Asset Mortgage Investments Trust 5.055% due 09/25/2045 •		162	151
Towd Point Mortgage Trust 5.435% due 10/25/2059 ~		2,408	2,438
Verus Securitization Trust 6.665% due 09/25/2068 þ		7,007	7,081
WaMu Mortgage Pass-Through Certificates Trust
5.055% due 01/25/2045 ~		16	16
5.175% due 11/25/2034 ~		273	262
5.635% due 02/25/2046 ~		219	199
Warwick Finance Residential Mortgages PLC 5.431% due 12/21/2049 •	GBP	384	498
Wells Fargo Commercial Mortgage Trust 3.862% due 12/15/2039		$2,600	2,464
Wells Fargo Mortgage-Backed Securities Trust 7.026% due 10/25/2037 ~		1,178	1,148

Total Non-Agency Mortgage-Backed Securities (Cost $106,141)			105,852

ASSET-BACKED SECURITIES 13.1%
AUTOMOBILE ABS OTHER 0.3%
Santander Drive Auto Receivables Trust
5.980% due 04/16/2029		2,300	2,344
6.400% due 03/17/2031		2,300	2,386

			4,730

AUTOMOBILE SEQUENTIAL 0.8%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030		7,500	7,841
Octane Receivables Trust 6.440% due 03/20/2029		2,621	2,646
Santander Drive Auto Receivables Trust 5.930% due 07/17/2028		2,300	2,316

			12,803

CMBS OTHER 0.8%
ACREC Ltd. 5.581% due 10/16/2036 •		835	834
Arbor Realty Commercial Real Estate Notes Ltd. 5.784% due 11/15/2036 •		5,617	5,625
LCCM Trust 5.884% due 11/15/2038 •		1,206	1,217
Starwood Commercial Mortgage Trust 5.631% due 04/18/2038 ~		4,959	4,923

			12,599

HOME EQUITY OTHER 1.3%
ACE Securities Corp. Home Equity Loan Trust 5.215% due 04/25/2034 •		193	182
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.350% due 01/25/2035 •		1,092	1,102
5.455% due 01/25/2035 •		1,269	1,235
Centex Home Equity Loan Trust 5.395% due 10/25/2035 •		2,936	2,933
GSAMP Trust 5.215% due 07/25/2045 ~		568	566
Merrill Lynch Mortgage Investors Trust 4.675% due 02/25/2037 ~		133	38
Morgan Stanley ABS Capital, Inc. Trust 5.685% due 07/25/2037 ~		7,000	6,186
Residential Asset Securities Corp. Trust
5.155% due 01/25/2036 •		1,198	1,183
5.395% due 08/25/2035 ~		2,397	2,378
Securitized Asset-Backed Receivables LLC Trust 5.215% due 02/25/2034 •		4,902	5,022
Structured Asset Investment Loan Trust 5.140% due 03/25/2034 •		1,026	1,054

			21,879

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 5.155% due 04/25/2037 •		85	23

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Conseco Finance Corp. 6.530% due 02/01/2031 ~		609	550

WHOLE LOAN COLLATERAL 0.3%
PRET LLC 4.868% due 07/25/2051 þ		3,105	3,102
PRPM LLC 6.720% due 02/25/2027 þ		2,669	2,673

			5,775

OTHER ABS 9.6%
AASET Trust 2.798% due 01/15/2047		4,486	4,131
AGL CLO Ltd. 5.755% due 07/20/2034 •		1,500	1,500
Apidos CLO 5.669% due 07/16/2031 •		2,123	2,124
APL Finance DAC 7.000% due 07/21/2031		5,166	5,212
Atlas Senior Loan Fund Ltd. 5.738% due 10/24/2031 •		3,031	3,033
Aurium CLO DAC 3.431% due 04/16/2030 •	EUR	6,763	7,297
Birch Grove CLO Ltd. 5.893% due 07/17/2037 ~		$6,200	6,205
BlueMountain EUR CLO Ltd.
3.615% due 04/15/2034 •	EUR	6,000	6,483
3.695% due 01/15/2033 •		7,546	8,163
BNPP AM Euro CLO DAC 3.385% due 04/15/2031 •		1,798	1,942
Cairn CLO DAC 3.282% due 01/31/2030 •		4,468	4,823
Capital Automotive LLC 5.750% due 09/15/2053		$6,580	6,629
CVC Cordatus Loan Fund DAC 3.131% due 09/15/2031 •	EUR	3,589	3,878
ECAF Ltd.
3.473% due 06/15/2040		$69	57
4.947% due 06/15/2040		202	170
ECMC Group Student Loan Trust 5.204% due 02/27/2068 •		3,854	3,832
Elmwood CLO Ltd. 5.630% due 04/22/2035 •		11,929	11,929
Gallatin CLO Ltd. 5.654% due 07/15/2031 •		6,783	6,791
Greywolf CLO Ltd. 5.722% due 01/27/2031 •		871	871
Harvest CLO DAC 3.425% due 10/15/2031 •	EUR	5,005	5,409
Home Partners of America Trust 2.200% due 01/17/2041		$2,293	2,097
MACH Cayman Ltd. 3.474% due 10/15/2039		880	847
Man GLG Euro CLO DAC 3.191% due 12/15/2031 •	EUR	4,487	4,852
METAL LLC 4.581% due 10/15/2042		$1,518	1,032
Mountain View CLO Ltd. 5.461% due 10/15/2034 ~		3,300	3,281
Navient Private Education Refi Loan Trust 2.600% due 08/15/2068		1,771	1,703
Navient Student Loan Trust 5.504% due 12/27/2066 ~		8,376	8,483
OCP Euro CLO DAC 3.584% due 09/22/2034 •	EUR	6,234	6,739
OZLM Ltd.
5.433% due 04/17/2031 •		$15,599	15,601
5.493% due 10/20/2031 ~		2,290	2,291
Pagaya AI Debt Selection Trust 6.660% due 07/15/2031		450	454
Palmer Square European Loan Funding DAC 3.505% due 10/15/2031 •	EUR	2,584	2,795
Palmer Square Loan Funding Ltd. 5.364% due 10/15/2029 •		$1,282	1,282
Progress Residential Trust 2.393% due 12/17/2040		1,830	1,705
SMB Private Education Loan Trust 6.149% due 10/16/2056 •		1,605	1,637
Sound Point CLO Ltd. 5.542% due 07/25/2030 •		802	801
Stonepeak ABS 2.301% due 02/28/2033		629	602

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

Toro European CLO DAC 3.709% due 01/12/2032 •	EUR	2,472	2,663
Verizon Master Trust 5.350% due 09/22/2031		$8,000	8,239
Vertical Bridge Holdings LLC 3.706% due 02/15/2057		2,000	1,767
WAVE LLC 3.597% due 09/15/2044		1,349	1,258

			160,608

Total Asset-Backed Securities (Cost $223,887)			218,967

SOVEREIGN ISSUES 2.7%
Mexico Government International Bond
6.875% due 05/13/2037		4,000	4,102
7.375% due 05/13/2055		1,700	1,741
Province of Ontario 3.650% due 06/02/2033	CAD	19,700	13,927
Province of Quebec
3.600% due 09/01/2033		28,000	19,667
4.450% due 09/01/2034		7,000	5,195

Total Sovereign Issues (Cost $44,019)			44,632

		SHARES
PREFERRED SECURITIES 1.5%
BANKING & FINANCE 1.5%
Capital Farm Credit ACA 5.000% due 03/15/2026 •(c)		4,700,000	4,721
Charles Schwab Corp.
4.000% due 12/01/2030 •(c)		5,000,000	4,454
5.000% due 12/01/2027 •(c)		5,000,000	4,820
CoBank ACB
4.250% due 01/01/2027 •(c)		2,000,000	1,920
6.450% due 10/01/2027 •(c)		5,500,000	5,516
Farm Credit Bank of Texas 7.750% due 06/15/2029 •(c)		2,700,000	2,832
MetLife Capital Trust 7.875% due 12/15/2067		600,000	659

Total Preferred Securities (Cost $25,424)			24,922

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (e)		500,232	500

Total Short-Term Instruments (Cost $500)			500

Total Investments in Securities (Cost $2,517,612)			2,500,855

INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III		1,410,789	13,733

Total Short-Term Instruments (Cost $13,734)			13,733

Total Investments in Affiliates (Cost $13,734)			13,733

Total Investments 151.0% (Cost $2,531,346)			$2,514,588
Financial Derivative Instruments (h)(j) (0.1)%(Cost or Premiums, net $(5,650))			(2,274)
Other Assets and Liabilities, net (50.9)%			(846,601)

Net Assets 100.0%			$1,665,713

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	Coupon represents a 7-Day Yield.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deloitte LLP	0.000%	01/30/2040	10/30/2024	$1,200	$1,176	0.07%
Deloitte LLP	0.000	01/30/2037	10/30/2024	700	691	0.04
Morgan Stanley	0.000	04/02/2032	02/11/2020	6,248	4,698	0.28

$8,148	$6,565	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	4.300%	12/20/2024	TBD(2)	$(8,785)	$(8,892)
BSN	4.430	03/17/2025	04/21/2025	(3,735)	(3,742)
DEU	4.380	03/19/2025	04/02/2025	(4,031)	(4,038)
JPS	4.430	03/20/2025	04/03/2025	(9,048)	(9,061)
4.440	03/20/2025	04/03/2025	(7,306)	(7,316)
4.440	03/24/2025	04/07/2025	(8,848)	(8,857)

Total Reverse Repurchase Agreements	$(41,906)

(g)	Securities with an aggregate market value of $42,484 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(31,522) at a weighted average interest rate of 4.385%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond June Futures	06/2025	680	$58,665	$873	$57	$0
Long Gilt June Futures	06/2025	395	46,784	(376)	505	0
U.S. Treasury 2-Year Note June Futures	06/2025	856	177,339	334	0	(7)
U.S. Treasury 10-Year Note June Futures	06/2025	3,763	418,516	7,232	59	0

$8,063	$621	$(7)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures				06/2025	5,305		$(605,433)	$(4,329)		$0	$(497)

Total Futures Contracts								$3,734		$621	$(504)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.257%		$3,700	$21	$(14)	$7	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.405		700	5	2	7	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.471		1,500	17	(3)	14	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.318	EUR	2,000	25	15	40	0	(3)
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.208		$3,500	35	(14)	21	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.368		1,400	12	3	15	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.492		3,900	24	38	62	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547		1,000	5	11	16	0	(1)
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	3.805	EUR	100	7	(1)	6	0	(1)
Électricité de France SA	1.000	Quarterly	06/20/2030	0.827		1,500	21	(7)	14	0	(5)

							$172	$30	$202	$0	$(12)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/18/2025		$175,700	$130	$1,089	$1,219	$12	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.264	Annual	06/30/2031		58,500	0	1,564	1,564	0	(93)
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031		194,300	0	5,459	5,459	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		10,000	(56)	151	95	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		5,700	(20)	121	101	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		5,700	(21)	148	127	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		5,700	(21)	143	122	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		5,700	(21)	127	106	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		4,000	(16)	88	72	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		5,700	(21)	106	85	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		5,700	(22)	166	144	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		5,700	(21)	160	139	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		2,850	(14)	154	140	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		5,100	(23)	269	246	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		10,100	(44)	499	455	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		11,500	38	(9)	29	0	(35)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	90,700	40	(1,865)	(1,825)	0	(291)
Pay	CAONREPO	4.000	Semi-Annual	06/21/2025	CAD	619,500	(5,102)	7,455	2,353	30	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	76,900	(577)	(2,821)	(3,398)	0	(146)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033	19,000	0	(222)	(222)	0	(39)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033	27,900	(13)	(399)	(412)	0	(57)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	7,100	0	(27)	(27)	0	(16)

$(5,784)	$12,356	$6,572	$42	$(909)

Total Swap Agreements	$(5,612)	$12,386	$6,774	$42	$(921)

(i)	Securities with an aggregate market value of $39,435 and cash of $4,075 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2025	JPY	149,377	$990	$0	$(6)
04/2025	$17,046	AUD	26,946	0	(209)
04/2025	2,273	JPY	339,676	0	(9)
05/2025	AUD	26,946	$17,050	208	0
05/2025	CNH	9,607	1,312	0	(14)
05/2025	$4,974	CNH	36,014	2	(6)
05/2025	990	JPY	148,876	6	0
06/2025	CNH	20,267	$2,773	0	(31)
07/2025	17,352	2,409	5	(1)
08/2025	18,494	2,565	0	(4)
BOA	04/2025	IDR	6,513,832	394	1	0
04/2025	KRW	601,518	410	2	0
04/2025	NOK	219	20	0	(1)
04/2025	$394	IDR	6,513,832	0	(1)
05/2025	CNH	9,394	$1,283	0	(13)
05/2025	IDR	5,681,207	341	0	(1)
05/2025	$360	INR	30,930	1	0
06/2025	CNH	74,979	$10,390	24	(7)
06/2025	KRW	22,680	16	0	0
06/2025	$662	CNH	4,783	0	0
06/2025	608	KRW	885,858	0	(4)
08/2025	TWD	539	$17	0	0
BPS	04/2025	BRL	7,979	1,379	0	(20)
04/2025	EUR	57,373	60,160	0	(1,877)
04/2025	IDR	15,428,300	932	2	0
04/2025	JPY	53,311	355	0	(1)
04/2025	TWD	58,183	1,767	12	0
04/2025	$1,400	BRL	7,979	0	(2)
04/2025	5,898	IDR	97,003,288	0	(45)
04/2025	3,295	INR	286,190	49	0
04/2025	2,660	JPY	396,527	0	(16)
04/2025	3,032	KRW	4,403,036	0	(40)
04/2025	115	NOK	1,207	0	0
04/2025	6,547	TWD	214,532	0	(74)
04/2025	ZAR	23,663	$1,294	4	0
05/2025	CNH	31,465	4,329	1	(14)
05/2025	IDR	17,209,260	1,035	0	(3)
05/2025	NOK	1,207	115	0	0
05/2025	$3,240	INR	277,931	3	0
05/2025	355	JPY	53,132	1	0
06/2025	CNH	25,676	$3,523	0	(29)
06/2025	KRW	8,354,098	5,864	169	0
06/2025	PLN	766	198	1	0
06/2025	$1,351	CNH	9,751	0	(2)
06/2025	6,114	PLN	23,656	1	(22)
07/2025	TWD	88,061	$2,709	34	0
08/2025	93,378	2,865	21	0
BRC	04/2025	AUD	632	393	0	(2)
04/2025	GBP	850	1,101	3	0
04/2025	INR	6,428	73	0	(2)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

	04/2025	NOK	2,021		181	0	(11)
	04/2025	TRY	6,684		167	0	(4)
	04/2025		$1,239	IDR	20,276,927	0	(16)
	04/2025		199	ILS	731	0	(3)
	04/2025		75	INR	6,421	0	0
	04/2025		122	TRY	4,724	0	(1)
	05/2025	INR	6,439		$75	0	0
	05/2025	NOK	1,036		98	0	0
	05/2025	TRY	15,221		385	0	(1)
	05/2025		$1,101	GBP	850	0	(3)
	05/2025		6,440	TRY	255,000	0	(185)
	06/2025	TRY	107,330		$2,554	1	(9)
	06/2025		$738	PLN	2,858	0	(2)
	06/2025		16,252	TRY	645,484	0	(767)
BSH	04/2025	AUD	27,898		$17,675	243	0
	04/2025	JPY	563,146		3,750	0	(5)
	05/2025		$3,750	JPY	561,249	5	0
	06/2025		2,621	PLN	10,111	0	(18)
CBK	04/2025	BRL	168,556		$29,608	70	0
	04/2025	CHF	528		600	4	0
	04/2025	IDR	12,284,068		742	1	(1)
	04/2025	ILS	10,481		2,875	56	0
	04/2025	INR	88,523		1,031	0	(4)
	04/2025	TWD	181,576		5,556	77	0
	04/2025		$29,377	BRL	168,556	161	0
	04/2025		62,780	CAD	89,426	0	(635)
	04/2025		1,098	GBP	850	0	0
	04/2025		2,120	IDR	34,701,860	0	(27)
	04/2025		1,173	INR	100,539	1	0
	04/2025		176	KRW	257,454	0	(1)
	04/2025		9,971	TWD	327,248	0	(96)
	05/2025	CAD	89,296		$62,780	634	0
	05/2025	IDR	20,570,814		1,238	0	(1)
	06/2025	CNH	7,296		1,007	0	(3)
	06/2025	KRW	10,030,094		7,016	178	0
	06/2025		$602	CNH	4,345	0	(1)
	06/2025		529	KRW	761,855	0	(10)
	07/2025	TWD	144,182		$4,431	52	0
	07/2025		$29,608	BRL	171,855	0	(73)
	08/2025	TWD	210,343		$6,454	48	0
DUB	04/2025	CAD	82		57	0	0
	04/2025	CHF	15,717		17,537	0	(229)
	04/2025	ILS	12,500		3,429	66	0
	04/2025	JPY	158,900		1,080	21	0
	04/2025	NZD	146		83	1	0
	04/2025		$3,951	IDR	65,605,337	7	0
	04/2025		538	INR	46,315	2	0
	04/2025		84	NZD	146	0	(1)
	05/2025	IDR	2,484,087		$149	0	0
	05/2025	NZD	146		84	1	0
	06/2025	KRW	22,065,559		15,386	347	0
	06/2025		$190	KRW	275,667	0	(2)
GLM	04/2025	BRL	24,723		$4,306	0	(27)
	04/2025	CAD	6,847		4,770	12	0
	04/2025	IDR	47,535,399		2,863	0	(5)
	04/2025	KRW	915,769		624	2	0
	04/2025	TRY	3,200		80	0	(2)
	04/2025	TWD	624,861		19,043	186	0
	04/2025		$4,201	BRL	24,723	131	0
	04/2025		3,983	IDR	65,635,510	0	(23)
	04/2025		240	KRW	350,781	0	(1)
	04/2025	ZAR	12,846		$704	4	0
	05/2025	CNH	9,134		1,247	0	(13)
	05/2025	IDR	9,627,125		577	0	(3)
	05/2025		$2,863	IDR	47,578,340	5	0
	06/2025		1,737	CNH	12,565	5	(3)
	06/2025		624	KRW	912,443	0	(2)
	06/2025		6,494	PLN	25,077	0	(37)
	07/2025	TWD	24,948		$767	9	0
IND	04/2025		$16	CHF	14	0	0
	05/2025	CHF	14		$16	0	0
JPM	04/2025	IDR	3,431,988		208	1	0
	04/2025	ILS	11,900		3,268	67	0
	04/2025	INR	18,179		208	0	(4)
	04/2025	JPY	344,052		2,281	0	(13)
	04/2025	TRY	6,075		151	0	(5)
	04/2025	TWD	1,820		55	0	0
	04/2025		$42	CHF	38	1	0
	04/2025		60,033	EUR	55,631	139	(19)
	04/2025		448	IDR	7,357,130	0	(4)
	04/2025		879	INR	75,862	7	0
	04/2025		2,214	JPY	330,097	0	(14)
	04/2025		176	KRW	257,341	0	(1)
	04/2025		4,368	TWD	143,201	0	(46)
	04/2025		32	ZAR	585	0	0
	05/2025	CNH	9,763		$1,337	0	(11)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

05/2025	EUR	51,456	55,590	0	(139)
05/2025	IDR	6,486,113	391	0	0
05/2025	$4,507	CNH	32,671	6	(4)
05/2025	2,081	JPY	312,999	13	0
05/2025	2,173	TRY	96,587	259	0
06/2025	CNH	2,532	$347	0	(3)
06/2025	MXN	19,072	924	2	0
06/2025	$4,795	PLN	18,584	0	(10)
07/2025	CNH	15,644	$2,168	1	(2)
07/2025	TWD	89,024	2,737	33	0
08/2025	CNH	16,875	2,339	1	(6)
08/2025	TWD	107,246	3,290	24	0
08/2025	$55	TWD	1,806	0	0
MBC	04/2025	CAD	417	$291	1	0
04/2025	CHF	888	1,003	0	(1)
04/2025	$999	AUD	1,584	0	(10)
04/2025	20	CAD	29	0	0
04/2025	19,337	CHF	17,082	0	(29)
04/2025	1,900	EUR	1,742	0	(17)
04/2025	1,223	GBP	946	0	(1)
04/2025	1,125	INR	97,642	15	0
04/2025	3,300	TWD	108,365	0	(29)
04/2025	ZAR	29,183	$1,596	7	0
05/2025	CAD	29	20	0	0
05/2025	CHF	17,021	19,337	29	0
05/2025	CNH	13,712	1,890	1	(3)
05/2025	IDR	3,862,358	232	0	0
05/2025	$2,371	CNH	17,191	3	(2)
06/2025	CNH	2,925	$403	0	(2)
06/2025	$130	KRW	187,344	0	(3)
06/2025	29	PLN	111	0	0
07/2025	CNH	8,544	$1,186	1	0
07/2025	TWD	54,640	1,677	17	0
08/2025	CNH	18,701	2,599	5	(4)
08/2025	TWD	51,241	1,566	6	0
MYI	04/2025	CAD	82,109	57,682	621	0
04/2025	GBP	20,888	26,467	0	(515)
04/2025	$479	TWD	15,649	0	(6)
04/2025	14,527	ZAR	265,566	0	(59)
05/2025	IDR	3,638,423	$219	0	(1)
06/2025	$7	PLN	27	0	0
SCX	04/2025	JPY	82,289	$546	0	(3)
04/2025	$1,544	IDR	25,263,616	0	(20)
04/2025	176	KRW	257,067	0	(1)
04/2025	969	TWD	31,881	0	(7)
05/2025	CNH	8,688	$1,205	6	0
05/2025	IDR	1,508,127	91	0	0
05/2025	$664	JPY	99,665	3	0
08/2025	CNH	7,261	$1,014	5	0
08/2025	TWD	30,649	939	6	0
SSB	04/2025	$25,789	GBP	19,942	0	(29)
05/2025	GBP	19,942	$25,787	28	0
UAG	04/2025	TRY	17	0	0	0
04/2025	$47	IDR	774,539	0	0
04/2025	2,033	JPY	302,431	0	(16)
06/2025	28	PLN	108	0	0

Total Forward Foreign Currency Contracts	$4,188	$(5,720)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2028	1.029%	$400	$(4)	$3	$0	$(1)
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	'0.540	600	(5)	8	3	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.394	200	(3)	4	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.654	2,000	6	6	12	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.716	700	(2)	6	4	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.908	500	(10)	12	2	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029	1,900	(20)	19	0	(1)

Total Swap Agreements	$(38)	$58	$22	$(2)

(k)

Securities with an aggregate market value of $3,350 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2025 (Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,855	$0	$3,855
Corporate Bonds & Notes
Banking & Finance	0	501,163	1,867	503,030
Industrials	0	184,685	0	184,685
Utilities	0	70,275	0	70,275
Municipal Bonds & Notes
California	0	6,420	0	6,420
Illinois	0	934	0	934
West Virginia	0	6,935	0	6,935
U.S. Government Agencies	0	977,439	0	977,439
U.S. Treasury Obligations	0	352,409	0	352,409
Non-Agency Mortgage-Backed Securities	0	105,852	0	105,852
Asset-Backed Securities
Automobile ABS Other	0	4,730	0	4,730
Automobile Sequential	0	12,803	0	12,803
CMBS Other	0	12,599	0	12,599
Home Equity Other	0	21,879	0	21,879
Home Equity Sequential	0	23	0	23
Manufacturing House Sequential	0	550	0	550
Whole Loan Collateral	0	5,775	0	5,775
Other ABS	0	160,608	0	160,608
Sovereign Issues	0	44,632	0	44,632
Preferred Securities
Banking & Finance	0	24,922	0	24,922
Short-Term Instruments
Mutual Funds	0	500	0	500

	$0	$2,498,988	$1,867	$2,500,855
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,733	$0	$0	$13,733

Total Investments	$13,733	$2,498,988	$1,867	$2,514,588

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	562	101	0	663
Over the counter	0	4,210	0	4,210

	$562	$4,311	$0	$4,873
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,425)	0	(1,425)
Over the counter	0	(5,722)	0	(5,722)

	$0	$(7,147)	$0	$(7,147)

Total Financial Derivative Instruments	$562	$(2,836)	$0	$(2,274)

Totals	$14,295	$2,496,152	$1,867	$2,512,314

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	March 31, 2025 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 146.7% ¤
CORPORATE BONDS & NOTES 45.4%
BANKING & FINANCE 23.6%
ABN AMRO Bank NV
5.360% due 12/03/2028 •	$500	$501
6.575% due 10/13/2026 •	300	303
American Tower Corp. 5.000% due 01/31/2030	200	202
Athene Global Funding 5.684% due 02/23/2026 (c)	800	808
Avolon Holdings Funding Ltd.
4.250% due 04/15/2026	300	298
4.375% due 05/01/2026	200	199
5.500% due 01/15/2026	300	301
Barclays PLC 5.304% due 08/09/2026 •(c)	600	601
BPCE SA 6.612% due 10/19/2027 •	400	411
DBS Group Holdings Ltd. 5.026% due 03/21/2030 ~(c)	600	599
Ford Motor Credit Co. LLC
4.134% due 08/04/2025	400	398
7.308% due 03/06/2026 ~	500	507
HSBC Holdings PLC 5.940% (US0003M + 1.380%) due 09/12/2026 ~(c)	2,070	2,083
ING Groep NV 5.373% due 03/25/2029 ~	500	500
Lloyds Banking Group PLC 4.716% due 08/11/2026 •(c)	1,000	999
Mizuho Financial Group, Inc. 5.448% due 05/13/2031 ~(c)	1,000	1,005
ORIX Corp. 4.650% due 09/10/2029	500	500
Royal Bank of Canada 4.965% due 01/24/2029 ~(c)	500	504
SBA Tower Trust 4.831% due 10/15/2029	200	198
Sumitomo Mitsui Financial Group, Inc. 5.405% due 04/15/2030 ~	300	302
UBS Group AG 4.488% due 05/12/2026 •(c)	700	700
VICI Properties LP 4.375% due 05/15/2025	300	300

		12,219

INDUSTRIALS 14.2%
Arrow Electronics, Inc. 5.150% due 08/21/2029	300	302
Berry Global, Inc.
1.570% due 01/15/2026	600	585
4.875% due 07/15/2026	280	280
Boeing Co. 2.196% due 02/04/2026	300	293
Broadcom, Inc. 3.459% due 09/15/2026 (c)	900	888
Canadian Natural Resources Ltd. 5.000% due 12/15/2029	200	200
HCA, Inc. 5.000% due 03/01/2028	100	101
Hyundai Capital America 5.500% due 03/30/2026 (c)	800	807
International Flavors & Fragrances, Inc. 1.230% due 10/01/2025 (c)	1,000	982
Las Vegas Sands Corp. 5.900% due 06/01/2027	500	508
Oracle Corp. 5.121% due 08/03/2028 ~	200	201
Rio Tinto Finance USA PLC 5.198% due 03/14/2028 ~	200	201
South Bow USA Infrastructure Holdings LLC 4.911% due 09/01/2027	200	200
Synopsys, Inc. 4.650% due 04/01/2028	200	201
Uber Technologies, Inc. 6.250% due 01/15/2028 (c)	1,000	1,008

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2025 (Unaudited)

Volkswagen Group of America Finance LLC 4.950% due 03/25/2027	300	300
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	300	300

		7,357

UTILITIES 7.6%
AES Corp. 1.375% due 01/15/2026 (c)	1,300	1,264
Evergy Kansas Central, Inc. 4.700% due 03/13/2028 (c)	600	602
ONEOK, Inc. 4.400% due 10/15/2029	300	295
Pacific Gas & Electric Co.
2.950% due 03/01/2026	100	98
4.950% due 06/08/2025	500	500
5.282% due 09/04/2025 •	300	300
Southern California Edison Co.
4.700% due 06/01/2027	300	300
5.250% due 03/15/2030	500	503
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	100	100

		3,962

Total Corporate Bonds & Notes (Cost $23,583)		23,538

U.S. GOVERNMENT AGENCIES 43.2%
Fannie Mae
5.240% due 09/25/2054 •(c)	1,487	1,488
5.244% due 03/25/2055 •	700	700
5.390% due 01/25/2055 •(c)	487	488
5.440% due 06/25/2054 - 01/25/2055 •(c)	965	968
5.490% due 01/25/2055 •(c)	487	490
5.540% due 01/25/2055 •(c)	195	197
5.590% due 11/25/2053 •(c)	287	290
Freddie Mac
1.000% due 09/15/2044 (c)	1,145	997
5.170% due 04/25/2055 •(c)	700	695
5.252% due 09/25/2054 «•(c)	700	701
5.280% due 11/25/2054 •(c)	1,389	1,390
5.290% due 10/25/2054 - 02/25/2055 •(c)	787	790
5.301% due 04/25/2055 •(c)	700	701
5.340% due 02/25/2055 •(c)	776	780
5.490% due 12/25/2054 - 03/25/2055 •(c)	1,921	1,931
5.540% due 01/25/2055 - 02/25/2055 •(c)	587	591
5.590% due 05/25/2054 •(c)	347	350
Ginnie Mae
4.884% due 10/20/2037 •	15	15
5.103% due 08/20/2061 •	1	1
Uniform Mortgage-Backed Security, TBA
5.500% due 05/01/2055	3,200	3,193
6.000% due 06/01/2055	5,600	5,677

Total U.S. Government Agencies (Cost $22,540)		22,433

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Inflation Protected Securities (b)
2.125% due 04/15/2029 (c)	329	339

Total U.S. Treasury Obligations (Cost $329)		339

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.9%
AG Trust 6.335% due 07/15/2041 •	190	190
Banc of America Funding Trust 7.621% due 09/20/2034 •	7	6
Bear Stearns Adjustable Rate Mortgage Trust
5.954% due 01/25/2034 •	3	3
6.548% due 04/25/2033 ~	7	7
7.195% due 11/25/2034 •	13	13
BWAY Mortgage Trust 5.684% due 09/15/2036 •	1,000	957
BX Trust 5.133% due 01/15/2034 •	457	456
Citigroup Mortgage Loan Trust
5.000% due 05/25/2051 •	806	749
7.230% due 10/25/2035 ~	2	2
Credit Suisse First Boston Mortgage Securities Corp.
5.994% due 06/25/2033 ~	4	4
6.500% due 04/25/2033	9	10
DROP Mortgage Trust 5.583% due 10/15/2043 •	1,000	952
Extended Stay America Trust 5.513% due 07/15/2038 ~	1,126	1,126

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2025 (Unaudited)

GCAT Trust
1.348% due 05/25/2066 ~		428	368
1.503% due 05/25/2066 •		428	369
Gemgarto PLC 5.344% due 12/16/2067 •	GBP	246	318
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		$386	359
5.000% due 02/25/2052 ~		1,131	1,049
GSR Mortgage Loan Trust
5.328% due 09/25/2035 ~		1	1
6.600% due 08/25/2033 •		9	9
Impac CMB Trust 5.075% due 03/25/2035 ~		99	95
JP Morgan Chase Commercial Mortgage Securities Trust 5.817% due 12/15/2031 ~		286	280
JP Morgan Mortgage Trust
6.057% due 02/25/2035 ~		1	1
6.474% due 09/25/2034 •		4	3
7.157% due 02/25/2034 •		7	7
7.583% due 04/25/2035 ~		5	5
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.914% due 06/15/2030 ~		3	3
5.009% due 10/20/2029 ~		3	3
Merrill Lynch Mortgage Investors Trust
4.895% due 04/25/2029 •		1	1
5.075% due 10/25/2028 ~		1	1
5.543% due 02/25/2035 •		41	39
MFA Trust
1.131% due 07/25/2060 ~		433	393
1.381% due 04/25/2065 •		71	68
6.105% due 12/25/2068 þ		145	146
Morgan Stanley Mortgage Loan Trust 5.744% due 11/25/2034 •		1	1
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		152	141
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		172	164
3.500% due 12/25/2057 •		418	403
NYO Commercial Mortgage Trust 5.529% due 11/15/2038 •		1,000	993
OBX Trust 6.520% due 07/25/2063 þ		271	274
Prime Mortgage Trust 4.835% due 02/25/2034 •		2	2
Sequoia Mortgage Trust
5.131% due 10/19/2026 ~		15	14
5.194% due 10/20/2027 •		1	1
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		3	2
5.011% due 07/19/2034 •		9	8
5.091% due 09/19/2032 ~		1	1
Thornburg Mortgage Securities Trust
5.075% due 09/25/2043 •		2	2
5.679% due 04/25/2045 ~		6	6
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		210	201
3.750% due 05/25/2058 ~		400	391
5.435% due 05/25/2058 ~		246	252
5.435% due 10/25/2059 ~		221	223
Verus Securitization Trust 5.712% due 01/25/2069 þ		220	220
WaMu Mortgage Pass-Through Certificates Trust
4.975% due 12/25/2045 •		56	56
5.015% due 10/25/2045 •		9	9
5.175% due 11/25/2034 ~		22	21
5.235% due 06/25/2044 •		8	8
6.035% due 06/25/2042 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $11,926)			11,388

ASSET-BACKED SECURITIES 27.6%
CMBS OTHER 1.5%
BXMT Ltd. 6.334% due 11/15/2037 •		390	388
HERA Commercial Mortgage Ltd. 5.481% due 02/18/2038 ~		139	139
MF1 Ltd.
5.511% due 10/16/2036 ~		63	62
6.134% due 12/15/2035 •		137	137

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2025 (Unaudited)

MF1 Multifamily Housing Mortgage Loan Trust 5.284% due 07/15/2036 ~		65	65

			791

HOME EQUITY OTHER 3.6%
Amortizing Residential Collateral Trust 5.435% due 10/25/2034 ~		101	101
Bear Stearns Asset-Backed Securities Trust
5.235% due 10/27/2032 ~		7	7
5.560% due 03/25/2035 •		191	191
Chase Funding Trust 5.175% due 10/25/2032 •		26	26
Countrywide Asset-Backed Certificates Trust 5.025% due 05/25/2036 •		128	127
Delta Funding Home Equity Loan Trust 5.254% due 09/15/2029 ~		3	3
Finance America Mortgage Loan Trust 5.260% due 08/25/2034 •		76	72
GSAMP Trust 4.955% due 06/25/2036 •		344	333
New Century Home Equity Loan Trust 5.365% due 11/25/2034 •		447	451
NovaStar Mortgage Funding Trust 5.095% due 01/25/2036 •		79	79
RAAC Trust 4.985% due 01/25/2046 ~		249	248
Securitized Asset-Backed Receivables LLC Trust 5.110% due 01/25/2035 •		249	226

			1,864

WHOLE LOAN COLLATERAL 1.4%
First Franklin Mortgage Loan Trust 4.755% due 04/25/2036 ~		748	731

OTHER ABS 21.1%
37 Capital CLO Ltd. 5.582% due 10/15/2034 ~		400	400
522 Funding CLO Ltd. 5.595% due 10/20/2031 •		253	253
Ares CLO Ltd. 5.592% due 04/25/2034 •		400	400
Blackrock European CLO DAC 3.405% due 10/15/2031 •	EUR	1,345	1,454
Canyon Capital CLO Ltd. 5.382% due 07/15/2034 ~		$400	398
Carlyle Global Market Strategies Euro CLO DAC
3.306% (EUR003M + 0.750%) due 11/15/2031 ~	EUR	431	466
3.485% due 01/15/2031 •		566	609
Dryden Senior Loan Fund 5.362% due 08/20/2034 •		$400	400
Elevation CLO Ltd. 5.430% due 07/25/2034 ~		400	398
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		726	644
Harvest CLO DAC 1.040% due 07/15/2031	EUR	319	334
LCM Ltd. 5.635% due 04/20/2031 •		$170	170
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		312	288
1.690% due 05/15/2069		560	523
OCP Euro CLO DAC 3.584% due 09/22/2034 •	EUR	433	468
Octagon Investment Partners Ltd. 5.343% due 01/20/2035 •		$400	400
Palmer Square European Loan Funding DAC 3.765% due 01/15/2033 •	EUR	232	251
Sculptor CLO Ltd. 5.362% due 07/20/2034 •		$400	398
SLM Student Loan Trust
5.568% due 04/25/2049		31	31
6.518% due 04/27/2025		90	90
SMB Private Education Loan Trust
5.034% due 03/17/2053 •		76	76
5.285% due 09/15/2054 •		1,087	1,084
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		31	31
Toro European CLO DAC 3.709% due 01/12/2032 •	EUR	494	533
Towd Point Asset Trust 5.134% due 11/20/2061 ~		$134	133
Tralee CLO Ltd. 5.520% due 10/25/2032 •		352	351

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2025 (Unaudited)

Voya CLO Ltd. 5.564% due 10/15/2030 •		381	381

			10,964

Total Asset-Backed Securities (Cost $14,952)			14,350

SOVEREIGN ISSUES 7.9%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (a)	BRL	7,500	1,226
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$300	312
Israel Government International Bond
5.000% due 10/30/2026	EUR	300	334
5.375% due 02/19/2030		$700	706
Saudi Government International Bond 5.125% due 01/13/2028		1,500	1,519

Total Sovereign Issues (Cost $4,029)			4,097

Total Investments in Securities (Cost $77,359)			76,145

		SHARES
INVESTMENTS IN AFFILIATES 13.5%
SHORT-TERM INSTRUMENTS 13.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.5%
PIMCO Short-Term Floating NAV Portfolio III		720,965	7,018

Total Short-Term Instruments (Cost $7,018)			7,018

Total Investments in Affiliates (Cost $7,018)			7,018

Total Investments 160.2% (Cost $84,377)			$83,163
Financial Derivative Instruments (d)(e) (0.1)%(Cost or Premiums, net $(376))			(75)
Other Assets and Liabilities, net (60.1)%			(31,189)

Net Assets 100.0%			$51,899

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

DEU	4.570%	03/31/2025	04/04/2025	$(2,587)	$(2,587)
SBI	4.470	03/26/2025	04/02/2025	(5,485)	(5,489)
4.510	03/27/2025	04/03/2025	(1,129)	(1,130)
4.510	03/28/2025	04/04/2025	(747)	(747)
4.510	03/31/2025	04/04/2025	(4,895)	(4,896)
TDM	4.490	12/20/2024	TBD(2)	(1,443)	(1,461)
4.500	01/31/2025	TBD(2)	(2,972)	(2,972)
4.500	02/05/2025	TBD(2)	(780)	(781)
4.500	02/18/2025	TBD(2)	(571)	(575)
4.620	12/30/2024	TBD(2)	(3,956)	(4,002)

Total Reverse Repurchase Agreements	$(24,640)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BCY	4.470%	03/26/2025	04/01/2025	$(318)	$(318)

Total Sale-Buyback Transactions	$(318)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (17.7)%
Uniform Mortgage-Backed Security, TBA	4.000%	05/01/2055	$9,900	$(9,181)	$(9,211)

Total Short Sales (17.7)%	$(9,181)	$(9,211)

(c)	Securities with an aggregate market value of $26,014 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(10,592) at a weighted average interest rate of 4.536%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	436	$105,049	$201	$19	$0
3-Month SOFR Active Contract March Futures	06/2025	98	23,443	(6)	0	(1)
U.S. Treasury 5-Year Note June Futures	06/2025	437	47,264	339	36	0

$534	$55	$(1)

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond June Futures	06/2025	17	$(1,467)	$(13)	$0	$(1)
U.S. Treasury 10-Year Note June Futures	06/2025	27	(3,003)	(41)	0	(6)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	36	(4,109)	(58)	0	(14)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	21	(2,567)	(63)	0	(22)

$(175)	$0	$(43)

Total Futures Contracts	$359	$55	$(44)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	3,800	$(104)	$(9)	$(113)	$17	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$10,000	12	(13)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	2,600	0	(20)	(20)	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.732	Annual	08/31/2029	1,200	0	(6)	(6)	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.736	Annual	08/31/2029	1,200	0	(6)	(6)	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.742	Annual	08/31/2029	15,200	0	(64)	(64)	3	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.748	Annual	08/31/2029	7,100	0	(39)	(39)	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.756	Annual	08/31/2029	3,100	0	(18)	(18)	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.761	Annual	08/31/2029	4,400	0	(26)	(26)	0	(4)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	18,390	(273)	(61)	(334)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	2,400	10	(16)	(6)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,200	(19)	35	16	5	0

Total Swap Agreements	$(374)	$(243)	$(617)	$28	$(17)

Cash of $2,212 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2025	BRL	3,700	$629	$0	$(20)
04/2025	$61	AUD	96	0	(1)
04/2025	644	BRL	3,700	4	0
05/2025	54	INR	4,668	0	0
08/2025	TWD	19	$1	0	0
BPS	04/2025	BRL	2,800	488	0	(3)
04/2025	EUR	4,278	4,486	0	(140)
04/2025	GBP	270	341	0	(8)
04/2025	IDR	161,048	10	0	0
04/2025	JPY	1,660	11	0	0
04/2025	$489	BRL	2,800	2	0
04/2025	20	INR	1,718	0	0
04/2025	52	JPY	7,757	0	0
05/2025	IDR	1,666,074	$100	0	0
05/2025	$52	EUR	48	0	0
05/2025	46	INR	3,913	0	0
05/2025	11	JPY	1,654	0	0
06/2025	CNH	491	$68	0	0
06/2025	$98	PLN	378	0	0
10/2025	BRL	3,035	$508	0	(2)
BRC	04/2025	INR	347	4	0	0
04/2025	$651	AUD	1,028	0	(8)
04/2025	79	IDR	1,297,526	0	(1)

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2025 (Unaudited)

06/2025	12	PLN	46	0	0
CBK	04/2025	BRL	2,110	$371	1	0
04/2025	CAD	26	18	0	0
04/2025	EUR	23	25	0	0
04/2025	ILS	192	53	1	0
04/2025	$367	BRL	2,110	2	0
04/2025	465	CAD	662	0	(5)
04/2025	126	IDR	2,065,053	0	(2)
05/2025	CAD	661	$465	5	0
06/2025	KRW	497,709	346	6	0
07/2025	$371	BRL	2,151	0	(1)
DUB	04/2025	ILS	194	$53	1	0
04/2025	$383	AUD	608	0	(4)
05/2025	AUD	608	$383	4	0
06/2025	KRW	284,900	198	3	0
FAR	04/2025	AUD	1,732	1,091	9	0
04/2025	BRL	1,105	192	0	(1)
04/2025	CHF	319	358	0	(3)
04/2025	ILS	174	48	1	0
04/2025	JPY	16,063	107	0	0
04/2025	$193	BRL	1,105	1	0
04/2025	58	JPY	8,697	0	0
05/2025	107	16,009	0	0
06/2025	193	BRL	1,119	1	0
06/2025	113	PLN	438	0	(1)
GLM	04/2025	BRL	7,739	$1,383	28	(1)
04/2025	IDR	171,309	10	0	0
04/2025	$1,336	BRL	7,739	20	0
04/2025	66	IDR	1,076,772	0	(1)
06/2025	CNH	3,277	$453	0	(1)
06/2025	$105	PLN	405	0	(1)
07/2025	TWD	16,203	$498	6	0
07/2025	$26	TWD	840	0	0
10/2025	BRL	4,300	$707	0	(14)
IND	04/2025	$361	CHF	318	0	(1)
05/2025	CHF	317	$361	1	0
JPM	04/2025	BRL	1,223	210	0	(5)
04/2025	ILS	152	42	1	0
04/2025	JPY	4,952	33	0	0
04/2025	$213	BRL	1,223	1	0
04/2025	4,639	EUR	4,301	12	0
04/2025	28	IDR	461,222	0	0
04/2025	63	JPY	9,333	0	0
05/2025	EUR	4,201	$4,539	0	(11)
05/2025	$33	JPY	4,935	0	0
06/2025	210	BRL	1,239	5	0
06/2025	93	PLN	360	0	0
08/2025	TWD	2,445	$75	1	0
MYI	04/2025	BRL	200	35	0	0
04/2025	CAD	637	447	5	0
04/2025	$34	BRL	200	1	0
04/2025	356	ZAR	6,502	0	(2)
05/2025	621	BRL	3,598	6	0
10/2025	BRL	200	$33	0	(1)
SCX	04/2025	4,280	745	0	(5)
04/2025	JPY	2,562	17	0	0
04/2025	$732	BRL	4,280	18	0
04/2025	100	GBP	77	0	0
04/2025	99	IDR	1,616,640	0	(1)
05/2025	17	JPY	2,554	0	0
06/2025	BRL	4,334	$732	0	(18)
SSB	04/2025	$250	GBP	193	0	0
05/2025	GBP	193	$250	0	0
UAG	05/2025	CHF	46	52	0	0

Total Forward Foreign Currency Contracts	$146	$(262)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600%	08/12/2025	26,800	$21	$53
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	26,800	22	4

Total Purchased Options	$43	$57

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2025 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	4,700	$(6)	$(4)
Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	4,700	(9)	(6)
Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	8,400	(11)	(9)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	9,050	(8)	(8)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	9,050	(10)	(10)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	900	(1)	(1)

Total Written Options	$(45)	$(38)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,219	$0	$12,219
Industrials	0	7,357	0	7,357
Utilities	0	3,962	0	3,962
U.S. Government Agencies	0	21,732	701	22,433
U.S. Treasury Obligations	0	339	0	339
Non-Agency Mortgage-Backed Securities	0	11,388	0	11,388
Asset-Backed Securities
CMBS Other	0	791	0	791
Home Equity Other	0	1,864	0	1,864
Whole Loan Collateral	0	731	0	731
Other ABS	0	10,964	0	10,964
Sovereign Issues	0	4,097	0	4,097

$0	$75,444	$701	$76,145
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,018	$0	$0	$7,018

Total Investments	$7,018	$75,444	$701	$83,163

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,211)	$0	$(9,211)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	83	0	83
Over the counter	0	203	0	203

$0	$286	$0	$286
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(60)	0	(61)
Over the counter	0	(300)	0	(300)

$(1)	$(360)	$0	$(361)

Total Financial Derivative Instruments	$(1)	$(74)	$0	$(75)

Totals	$7,017	$66,159	$701	$73,877

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (1)

Investments in Securities, at Value
U.S. Government Agencies	$500	$701	$(13)	$0	$0	$1	$0	$(488)	$701	$0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2025 (Unaudited)

Totals	$500	$701	$(13)	$0	$0	$1	$0	$(488)	$701	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
U.S. Government Agencies		$701	Recent Transaction			Purchase Price			100.094	—

Total		$701

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Fixed Income SHares: Series M	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Castlelake LP 2.950% due 05/13/2031 «•	$7,051	$6,652

Total Loan Participations and Assignments (Cost $7,044)		6,652

CORPORATE BONDS & NOTES 35.9%
BANKING & FINANCE 26.5%
Ally Financial, Inc. 6.848% due 01/03/2030 •	3,600	3,761
American Homes 4 Rent LP 5.250% due 03/15/2035	3,000	2,945
American Tower Corp.
2.950% due 01/15/2051	1,500	948
5.550% due 07/15/2033	1,100	1,125
Antares Holdings LP
6.350% due 10/23/2029	4,300	4,306
7.950% due 08/11/2028	7,550	7,973
Ares Management Corp. 5.600% due 10/11/2054	2,500	2,326
Athene Global Funding
5.380% due 01/07/2030	3,000	3,044
5.526% due 07/11/2031	5,000	5,075
Aviation Capital Group LLC 6.750% due 10/25/2028	5,250	5,544
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027	243	228
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •	5,000	5,142
Banco Santander SA
5.538% due 03/14/2030 •	6,800	6,946
5.552% due 03/14/2028 •	2,000	2,032
6.033% due 01/17/2035	3,200	3,315
Bank of America Corp. 5.288% due 04/25/2034 •	15,000	15,075
Barclays PLC
6.224% due 05/09/2034 •	2,000	2,084
7.437% due 11/02/2033 •	1,200	1,340
BGC Group, Inc.
6.150% due 04/02/2030 (a)	4,000	3,985
8.000% due 05/25/2028	4,300	4,593
Blue Owl Capital Corp. 2.875% due 06/11/2028 (i)	9,700	8,906
BPCE SA
6.714% due 10/19/2029 •	7,500	7,902
7.003% due 10/19/2034 •	7,500	8,172
Capital One Financial Corp. 7.624% due 10/30/2031 •	5,000	5,570
CI Financial Corp. 4.100% due 06/15/2051	5,000	3,597
Citadel Finance LLC 5.900% due 02/10/2030	4,100	4,085
Citadel LP 6.375% due 01/23/2032	2,700	2,772
Citigroup, Inc.
3.785% due 03/17/2033 •	5,000	4,575
5.449% due 06/11/2035 •	15,000	15,092
6.270% due 11/17/2033 •	10,000	10,617
Constellation Insurance, Inc. 6.800% due 01/24/2030	6,300	6,229
Cousins Properties LP 5.375% due 02/15/2032	2,400	2,392
Credit Agricole SA 5.862% due 01/09/2036 •	3,000	3,071
Credit Suisse AG AT1 Claim	5,500	660
Crown Castle, Inc. 5.200% due 09/01/2034	3,000	2,938
DaVinciRe Holdings Ltd. 5.950% due 04/15/2035	3,150	3,161
Deloitte LLP
0.000% due 01/30/2032 «(h)	1,800	1,795
0.000% due 01/30/2035 «(h)	1,100	1,088
0.000% due 01/30/2045 «(h)	900	871

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

Deutsche Bank AG 5.625% due 05/19/2031 ~	EUR	900	992
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		$2,000	1,739
Essex Portfolio LP 5.500% due 04/01/2034		5,000	5,050
European Union 2.875% due 10/05/2029	EUR	77,600	84,929
F&G Annuities & Life, Inc. 6.500% due 06/04/2029		$2,600	2,648
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		4,000	4,008
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	198
5.800% due 03/05/2027		1,000	1,005
6.125% due 03/08/2034		4,000	3,840
6.800% due 05/12/2028		10,000	10,274
6.950% due 03/06/2026		4,500	4,550
7.350% due 11/04/2027		5,000	5,183
Freedom Mortgage Holdings LLC 8.375% due 04/01/2032		3,000	2,934
FS KKR Capital Corp.
2.625% due 01/15/2027		9,000	8,594
6.875% due 08/15/2029		3,200	3,283
GA Global Funding Trust
5.500% due 01/08/2029		3,000	3,062
5.900% due 01/13/2035		2,000	2,030
Global Atlantic Fin Co. 6.750% due 03/15/2054		400	406
GLP Capital LP 5.625% due 09/15/2034		1,500	1,476
Goldman Sachs Group, Inc. 6.561% due 10/24/2034 •		5,000	5,460
Golub Capital Private Credit Fund 5.875% due 05/01/2030		2,000	1,981
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		3,200	3,165
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,438
5.719% due 03/04/2035 •		2,000	2,049
ING Groep NV 4.500% due 05/23/2029 ~	EUR	400	450
Invitation Homes Operating Partnership LP
4.150% due 04/15/2032		$1,101	1,028
4.875% due 02/01/2035		1,000	957
Jane Street Group 7.125% due 04/30/2031		2,000	2,056
JPMorgan Chase & Co. 5.294% due 07/22/2035 •		2,400	2,411
KBC Group NV 6.324% due 09/21/2034 •		3,000	3,178
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	6,417
4.300% due 02/01/2061		4,000	2,497
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(e)(f)		6,000	6,035
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	3,992
Morgan Stanley
0.000% due 04/02/2032 þ(h)		8,000	5,369
5.250% due 04/21/2034 •		20,000	20,018
Nomura Holdings, Inc. 5.783% due 07/03/2034		2,750	2,822
Oaktree Strategic Credit Fund 6.500% due 07/23/2029		1,500	1,532
Prologis LP 4.200% due 02/15/2033	CAD	4,000	2,795
Sabra Health Care LP 3.900% due 10/15/2029		$4,600	4,327
Sammons Financial Group Global Funding 5.100% due 12/10/2029		2,500	2,516
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,000	1,955
Sixth Street Lending Partners 6.125% due 07/15/2030		1,500	1,510
Stellantis Finance U.S., Inc. 6.450% due 03/18/2035		8,300	8,244
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	92	114
5.744% due 04/13/2040		568	721
5.801% due 10/13/2040		621	790
Trustage Financial Group, Inc. 4.625% due 04/15/2032		$5,300	4,978
UBS Group AG 5.699% due 02/08/2035 •		9,000	9,232

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

VICI Properties LP 5.625% due 04/01/2035 (a)		4,800	4,776
Wells Fargo & Co. 3.350% due 03/02/2033 •		7,000	6,283

			442,577

INDUSTRIALS 6.6%
Air Canada 4.625% due 08/15/2029	CAD	900	619
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$2,265	2,260
American Airlines Pass-Through Trust
3.150% due 08/15/2033		4,372	4,016
3.375% due 11/01/2028		4,145	4,021
3.500% due 08/15/2033		437	393
4.000% due 01/15/2027		750	745
Bacardi Ltd. 4.700% due 05/15/2028		1,000	995
Bayer U.S. Finance LLC
4.375% due 12/15/2028		358	349
6.500% due 11/21/2033		2,200	2,312
6.875% due 11/21/2053		2,300	2,380
Booz Allen Hamilton, Inc. 5.950% due 04/15/2035		2,000	2,000
Bowdoin College 4.693% due 07/01/2112		6,600	5,396
Cheniere Energy, Inc. 5.650% due 04/15/2034		2,000	2,024
CVS Pass-Through Trust 7.507% due 01/10/2032		3,828	4,081
Diamondback Energy, Inc. 5.550% due 04/01/2035		2,600	2,612
DR Horton, Inc. 5.000% due 10/15/2034		4,000	3,900
Elevance Health, Inc. 2.550% due 03/15/2031		3,300	2,918
Energy Transfer LP
5.600% due 09/01/2034		6,000	6,013
6.200% due 04/01/2055		4,000	3,969
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,468
4.317% due 12/30/2039		2,800	2,215
Harbour Energy PLC 6.327% due 04/01/2035 (a)		2,000	1,993
HCA, Inc. 5.750% due 03/01/2035		2,500	2,524
Kraft Heinz Foods Co. 4.375% due 06/01/2046		5,000	4,089
Mars, Inc.
5.650% due 05/01/2045		2,500	2,507
5.700% due 05/01/2055		5,700	5,699
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	5,000	3,629
Mundys SpA 1.875% due 02/12/2028	EUR	400	414
National Fuel Gas Co. 5.950% due 03/15/2035		$1,650	1,682
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		3,100	2,946
Occidental Petroleum Corp. 5.375% due 01/01/2032		1,200	1,183
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		1,700	1,656
Quanta Services, Inc. 5.250% due 08/09/2034		2,700	2,670
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	100	104
3.375% due 06/18/2026	GBP	100	127
5.750% due 10/15/2027		200	263
Smith & Nephew PLC 5.400% due 03/20/2034		$5,000	5,004
South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027		2,000	2,001
5.026% due 10/01/2029		2,400	2,382
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,469
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		1,625	1,574
United Airlines Pass-Through Trust 5.450% due 08/15/2038		1,883	1,905
Vale Overseas Ltd. 6.400% due 06/28/2054		3,000	2,964
Venture Global Calcasieu Pass LLC 4.125% due 08/15/2031		2,500	2,273

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

Western Midstream Operating LP 5.450% due 11/15/2034		1,700	1,662

			110,406

UTILITIES 2.8%
AES Corp. 5.800% due 03/15/2032		5,000	5,055
Appalachian Power Co. 5.650% due 04/01/2034		1,900	1,927
Black Hills Corp. 6.000% due 01/15/2035		4,100	4,246
Edison International
5.450% due 06/15/2029		600	592
5.750% due 06/15/2027		1,800	1,818
Electricite de France SA 5.950% due 04/22/2034		5,500	5,707
EPH Financing International AS 6.651% due 11/13/2028	EUR	6,000	6,999
FORESEA Holding SA 7.500% due 06/15/2030		$27	27
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		2,600	2,476
Pacific Gas & Electric Co.
4.500% due 07/01/2040		1,500	1,275
4.550% due 07/01/2030		1,300	1,259
4.750% due 02/15/2044		3,000	2,499
4.950% due 07/01/2050		700	585
6.700% due 04/01/2053		4,700	4,896
PPL Capital Funding, Inc. 5.250% due 09/01/2034		2,900	2,887
Puget Energy, Inc. 5.725% due 03/15/2035		3,000	2,997
Southern California Edison Co. 4.875% due 03/01/2049		400	335
System Energy Resources, Inc. 6.000% due 04/15/2028		1,900	1,966

			47,546

Total Corporate Bonds & Notes (Cost $607,225)			600,529

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.7%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050		8,135	7,491
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040		3,455	3,890

			11,381

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		600	652

Total Municipal Bonds & Notes (Cost $11,592)			12,033

U.S. GOVERNMENT AGENCIES 56.1%
Fannie Mae
4.972% due 05/25/2042 ~		5	5
5.340% due 03/25/2041 ~		4	4
6.348% due 11/01/2032 •		4	4
6.357% due 01/01/2033 •		7	7
6.444% due 12/01/2034 •		17	17
6.500% due 07/18/2027		1	1
7.008% due 05/01/2033 •		10	10
7.095% due 09/01/2027 •		6	6
7.465% due 09/01/2032 •		1	1
Freddie Mac
4.000% due 11/01/2047		6	6
4.913% due 08/15/2029 - 12/15/2031 •		3	3
4.955% due 08/01/2032 •		12	12
4.963% due 09/15/2030 •		1	1
5.013% due 03/15/2032 •		1	1
6.000% due 12/15/2028		33	34
6.375% due 01/01/2032 •		12	12
6.746% due 02/01/2033 •		6	6
7.000% due 04/01/2029 - 03/01/2030		4	4
7.250% due 10/01/2032 •		2	2
7.500% due 08/15/2030		8	9
7.500% due 10/01/2032 •		32	33
Ginnie Mae
4.625% due 09/20/2025 - 03/20/2032 •		25	23
4.750% due 10/20/2025 - 10/20/2027 •		1	1
4.875% due 04/20/2025 - 06/20/2032 •		10	10

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

5.000% due 06/20/2025 - 09/20/2027 •	1	1
Ginnie Mae, TBA 2.500% due 04/01/2055 - 05/01/2055	350,900	299,313
Uniform Mortgage-Backed Security
3.000% due 01/01/2046 - 11/01/2051	44,758	38,879
3.500% due 05/01/2047	93	85
4.000% due 12/01/2044 - 09/01/2052	66,742	62,311
5.000% due 11/01/2033 - 07/01/2053	22,365	21,956
5.500% due 09/01/2053 - 12/01/2053	1,760	1,759
6.500% due 12/01/2028	1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	8,500	7,366
4.500% due 06/01/2055	140,000	133,807
5.000% due 04/01/2055 - 05/01/2055	188,000	184,114
5.500% due 05/01/2055	48,100	47,999
6.000% due 06/01/2055	50,000	50,688
6.500% due 06/01/2055	86,900	89,462

Total U.S. Government Agencies (Cost $935,245)		937,953

U.S. TREASURY OBLIGATIONS 9.1%
U.S. Treasury Bonds
4.125% due 08/15/2044	20,300	19,025
4.250% due 08/15/2054 (i)	40,000	37,768
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025 (k)	9,777	9,794
1.250% due 04/15/2028 (i)(k)	52,943	52,970
1.750% due 01/15/2034 (k)(m)	32,857	32,812

Total U.S. Treasury Obligations (Cost $151,843)		152,369

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.8%
Adjustable Rate Mortgage Trust
4.054% due 01/25/2036 ~	4	3
4.712% due 02/25/2036 •	71	45
5.216% due 11/25/2035 •	56	40
AG Trust 6.335% due 07/15/2041 •	5,750	5,762
American Home Mortgage Assets Trust
4.645% due 10/25/2046 •	328	169
4.815% due 09/25/2046 ~	294	275
5.555% due 11/25/2046 ~	471	117
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ	2,043	2,031
Banc of America Alternative Loan Trust 6.000% due 07/25/2046	59	52
Banc of America Funding Trust
4.740% due 08/27/2036 ~	5,145	4,917
4.814% due 10/20/2036 ~	66	51
4.825% due 09/20/2047 ~	59	52
4.855% due 04/25/2037 •	54	45
4.940% due 09/20/2046 •	30	27
5.034% due 05/20/2047 •	23	22
5.235% due 05/25/2037 ~	52	44
5.500% due 03/25/2036	5	5
5.723% due 04/20/2035 •	40	37
5.831% due 04/25/2037 •	346	295
6.425% due 02/20/2036 •	65	62
Banc of America Mortgage Trust
5.432% due 05/25/2035 ~	184	165
5.500% due 09/25/2035	125	110
5.500% due 05/25/2037	63	48
5.916% due 02/25/2034 •	56	55
6.362% due 07/25/2035 •	5	4
BCAP LLC Trust
3.973% due 07/26/2036 ~	14	12
4.735% due 05/25/2047 •	25	23
4.775% due 03/26/2037 •	48	39
4.875% due 05/25/2047 ~	161	148
5.122% due 03/27/2037 •	197	167
5.735% due 09/25/2047 ~	47	42
6.835% due 10/25/2047 •	7,782	5,862
Bear Stearns Adjustable Rate Mortgage Trust
4.321% due 05/25/2047 ~	79	71
4.369% due 05/25/2034 ~	17	15
4.526% due 02/25/2036 •	30	28
4.855% due 03/25/2035 •	21	19
5.116% due 01/25/2035 •	5	5
5.391% due 02/25/2034 ~	22	20
5.967% due 11/25/2034 ~	23	22
6.300% due 06/25/2035 •	1	1
6.373% due 12/25/2046 •	261	217
6.631% due 10/25/2035 •	19	19
6.948% due 01/25/2034 •	24	24
7.080% due 10/25/2035 ~	125	119

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

Bear Stearns ALT-A Trust
4.259% due 08/25/2036 ~	210	141
4.346% due 11/25/2036 •	64	30
4.593% due 02/25/2036 •	156	109
4.690% due 05/25/2036 •	293	141
4.856% due 02/25/2036 •	16	14
4.875% due 04/25/2036 •	54	48
5.023% due 07/25/2035 •	293	200
5.079% due 01/25/2036 ~	1,684	1,554
5.564% due 05/25/2035 ~	25	24
5.699% due 06/25/2034 •	720	644
Bear Stearns Asset-Backed Securities Trust 8.922% due 03/25/2036 •	183	59
Bear Stearns Mortgage Funding Trust 4.815% due 01/25/2037 ~	45	43
Bear Stearns Structured Products, Inc. Trust 5.116% due 01/26/2036 ~	251	180
Benchmark Mortgage Trust 2.952% due 08/15/2057	4,565	4,217
BMO Mortgage Trust 5.625% due 12/15/2057 ~	3,500	3,605
BX Trust 5.417% due 05/15/2035 ~	4,000	3,993
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 •	5,885	5,307
3.250% due 09/25/2063 ~	3,599	3,232
Chase Mortgage Finance Trust
4.551% due 03/25/2037 •	17	16
4.732% due 03/25/2037 •	30	28
4.906% due 09/25/2036 •	507	422
6.000% due 05/25/2037	95	41
ChaseFlex Trust
5.000% due 07/25/2037	67	22
5.035% due 07/25/2037 •	111	96
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 4.270% due 08/25/2037 þ	20	16
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.665% due 10/25/2035 •	464	447
CIM Trust 5.500% due 08/25/2064 ~	15,047	15,107
Citigroup Mortgage Loan Trust
4.121% due 10/25/2046 •	64	57
4.399% due 12/25/2035 ~	58	36
4.585% due 09/25/2037 •	11	11
4.775% due 03/25/2037 •	33	29
4.821% due 09/25/2037 •	184	170
4.875% due 01/25/2037 ~	1,187	1,033
5.286% due 07/25/2037 ~	314	280
5.500% due 12/25/2035	107	53
6.210% due 08/25/2035 •	4	4
6.250% due 11/25/2037 •	93	39
6.310% due 11/25/2035 ~	9	9
6.759% due 08/25/2035 ~	84	83
7.230% due 10/25/2035 ~	30	31
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	6,103	5,301
6.500% due 06/25/2037	64	57
Commercial Mortgage Trust 3.545% due 02/10/2036	1,667	1,635
Community Program Loan Trust 4.500% due 04/01/2029	2	2
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 •	48	23
14.584% due 08/25/2037 ~	46	20
Countrywide Alternative Loan Trust
4.183% due 05/25/2036 ~	6	6
4.440% due 06/25/2037 •	33	31
4.528% due 08/25/2035 •	104	96
4.614% due 02/20/2047 ~	709	570
4.715% due 08/25/2037 •	291	269
4.785% due 11/25/2036 ~	3,153	2,915
4.795% due 11/25/2036 ~	18	22
4.795% due 05/25/2047 ~	551	506
4.815% due 07/25/2046 ~	20	21
4.815% due 09/25/2046 •	155	150
4.854% due 07/20/2046 ~	20	17
4.875% due 05/25/2035 ~	577	538
4.895% due 11/25/2035 •	41	38
4.935% due 05/25/2035 ~	125	94
4.935% due 05/25/2035 •	1,011	889
4.935% due 06/25/2035 ~	62	59
4.955% due 07/25/2035 •	61	55
4.955% due 12/25/2035 •	450	409
5.055% due 08/25/2035 ~	68	63
5.500% due 11/25/2035	65	38
5.500% due 02/25/2036	43	25

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

5.635% due 02/25/2036 ~		219	199
5.750% due 03/25/2037 ~		81	42
5.750% due 07/25/2037		12	7
5.750% due 04/25/2047		91	48
5.885% due 11/25/2047 •		364	314
5.895% due 11/25/2035 •		543	511
5.925% due 11/20/2035 ~		3,781	3,331
6.000% due 12/25/2034		36	33
6.000% due 03/25/2036		143	67
6.000% due 08/25/2036 •		43	25
6.000% due 08/25/2036		422	243
6.000% due 02/25/2037		376	156
6.000% due 04/25/2037		6,054	5,086
6.000% due 05/25/2037		328	143
6.000% due 08/25/2037 •		330	161
6.015% due 11/25/2047 ~		1,012	872
6.250% due 11/25/2036		52	38
6.500% due 05/25/2036		1,228	567
6.500% due 12/25/2036		59	26
6.500% due 08/25/2037		338	144
7.605% due 07/25/2035 ~		21	18
Countrywide Home Loan Mortgage Pass-Through Trust
4.019% due 05/20/2036 ~		72	67
4.183% due 02/20/2036 ~		100	89
4.490% due 10/20/2035 •		2	2
4.520% due 05/20/2036 •		24	22
4.590% due 11/25/2037 •		69	62
4.895% due 05/25/2035 ~		36	32
4.933% due 01/25/2036 •		21	20
4.975% due 02/25/2035 •		4	4
5.055% due 03/25/2035 •		123	109
5.115% due 03/25/2036 ~		7	1
5.160% due 11/25/2034 •		28	27
5.175% due 02/25/2035 ~		160	147
5.215% due 02/25/2035 ~		136	125
5.500% due 07/25/2037		226	93
5.555% due 06/25/2034 •		334	308
5.750% due 12/25/2035		56	27
6.000% due 02/25/2037		203	90
6.000% due 03/25/2037		77	33
6.000% due 07/25/2037		162	69
6.005% due 08/25/2034 •		1,540	1,512
6.500% due 11/25/2036		525	165
6.662% due 02/20/2036 •		7	6
7.743% due 08/25/2034 •		14	13
Countrywide Home Loan Reperforming REMIC Trust 6.000% due 03/25/2035		21	22
Credit Suisse First Boston Mortgage Securities Corp.
5.083% due 03/25/2032 •		5	5
5.585% due 09/25/2034 ~		12	22
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.756% due 10/25/2066 •		7,390	6,462
3.431% due 11/10/2032		1,200	989
3.500% due 04/26/2038 •		101	99
4.097% due 04/28/2037 •		99	91
4.102% due 12/27/2060 ~		2,812	2,805
DBGS Mortgage Trust 5.829% due 10/15/2036 •		1,000	993
Deephaven Residential Mortgage Trust 0.899% due 04/25/2066 •		2,495	2,211
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.735% due 04/25/2037 •		165	116
4.815% due 08/25/2047 ~		157	144
Deutsche Mortgage & Asset Receiving Corp. 4.763% due 11/27/2036 ~		15	15
Downey Savings & Loan Association Mortgage Loan Trust 5.071% due 07/19/2045 •		3	0
Eurosail PLC
5.529% due 06/13/2045 ~	GBP	269	345
5.529% due 06/13/2045 •		661	848
First Horizon Alternative Mortgage Securities Trust
4.400% due 01/25/2036 •		$124	61
5.342% due 04/25/2036 •		41	34
First Horizon Mortgage Pass-Through Trust 6.351% due 11/25/2037 •		15	11
GMAC Mortgage Corp. Loan Trust 3.850% due 11/19/2035 •		80	62
GreenPoint Mortgage Funding Trust
4.835% due 05/25/2037 •		1,455	1,392
4.835% due 12/25/2046 ~		167	162
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~		5,000	4,050
GSC Capital Corp. Mortgage Trust 4.795% due 05/25/2036 •		48	47
GSR Mortgage Loan Trust
4.449% due 04/25/2035 •		14	12

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

5.293% due 04/25/2035 •	13	12
5.328% due 09/25/2035 ~	57	54
6.119% due 09/25/2035 •	18	17
6.947% due 11/25/2035 •	84	44
7.333% due 09/25/2034 •	21	21
HarborView Mortgage Loan Trust
4.335% due 06/19/2036 ~	114	46
4.811% due 01/19/2038 •	20	18
4.841% due 12/19/2036 •	4,518	3,554
4.871% due 05/19/2035 •	1,070	1,027
4.911% due 12/19/2036 •	2,407	2,275
4.931% due 01/19/2036 •	72	47
4.931% due 01/19/2038 •	24	36
5.111% due 01/19/2035 •	16	16
5.180% due 12/19/2035 •	66	34
5.266% due 07/19/2045 •	22	19
IndyMac IMSC Mortgage Loan Trust 4.795% due 07/25/2047 •	169	111
IndyMac INDA Mortgage Loan Trust 3.802% due 08/25/2036 •	1,270	1,003
IndyMac INDB Mortgage Loan Trust 5.035% due 11/25/2035 •	112	64
IndyMac INDX Mortgage Loan Trust
3.229% due 06/25/2037 •	48	39
3.515% due 06/25/2036 ~	682	592
3.601% due 06/25/2036 ~	3,310	2,262
3.685% due 10/25/2035 •	449	363
3.834% due 08/25/2035 ~	434	319
4.073% due 11/25/2035 •	72	68
4.110% due 09/25/2035 •	44	36
4.779% due 06/25/2035 ~	15	15
4.815% due 09/25/2046 •	69	61
4.995% due 03/25/2035 •	13	13
JP Morgan Alternative Loan Trust
4.755% due 10/25/2036 ~	2,492	2,252
4.799% due 12/25/2036 •	3	3
4.938% due 06/27/2037 ~	1,280	784
JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040	2,940	2,615
7.235% due 10/05/2040	3,200	3,385
JP Morgan Mortgage Trust
3.000% due 04/25/2052 •	8,741	7,495
5.203% due 11/25/2035 •	32	25
5.491% due 06/25/2037 •	54	41
5.615% due 01/25/2037 •	7	6
5.735% due 11/25/2035 •	23	19
6.000% due 01/25/2036	94	43
6.382% due 07/25/2035 ~	63	64
6.813% due 07/25/2035 •	38	38
7.353% due 09/25/2034 •	49	48
7.583% due 04/25/2035 ~	1	1
Lavender Trust 6.250% due 10/26/2036	207	96
Legacy Mortgage Asset Trust 4.750% due 07/25/2061 þ	1,545	1,542
Lehman Mortgage Trust
4.413% due 12/25/2035 ~	172	27
5.088% due 01/25/2036 ~	36	34
6.000% due 07/25/2036	55	27
Lehman XS Trust
4.705% due 02/25/2036 •	3,377	3,130
4.815% due 11/25/2046 ~	7,303	6,423
4.835% due 08/25/2046 ~	23	24
4.915% due 11/25/2046 •	7	10
Luminent Mortgage Trust
4.775% due 12/25/2036 •	327	297
4.835% due 10/25/2046 •	91	83
MASTR Adjustable Rate Mortgages Trust 4.915% due 05/25/2037 •	82	33
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	608	405
8.000% due 07/25/2035	611	438
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.009% due 10/20/2029 ~	10	10
Merrill Lynch Alternative Note Asset Trust
4.755% due 01/25/2037 ~	102	31
5.035% due 03/25/2037 •	724	171
6.000% due 05/25/2037	117	89
Merrill Lynch Mortgage Investors Trust
4.895% due 04/25/2029 •	8	7
5.095% due 09/25/2029 •	1	1
5.095% due 11/25/2029 •	18	16
5.700% due 07/25/2029 ~	7	7
5.793% due 02/25/2036 •	14	13
6.039% due 11/25/2035 •	22	21
6.250% due 10/25/2036	1,020	372

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

Morgan Stanley Capital Trust
2.428% due 04/05/2042 •	5,000	4,276
3.912% due 09/09/2032	3,180	2,861
Morgan Stanley Dean Witter Capital, Inc. Trust 5.598% due 03/25/2033 ~	13	11
Morgan Stanley Mortgage Loan Trust
3.647% due 07/25/2035 •	970	863
4.755% due 01/25/2035 •	11	11
6.000% due 10/25/2037	67	35
6.320% due 06/25/2036 ~	12	12
Morgan Stanley Re-REMIC Trust
2.892% due 03/26/2037 þ	44	45
3.199% due 02/26/2037 ~	84	77
5.500% due 10/26/2035 ~	4,984	3,151
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034	242	225
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ	9,428	9,538
New York Mortgage Trust 5.250% due 07/25/2062 þ	3,660	3,644
NLT Trust 1.162% due 08/25/2056 ~	3,317	2,834
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.000% due 02/25/2036 •	21	0
Nomura Resecuritization Trust 6.500% due 10/26/2037	4,331	1,805
NYO Commercial Mortgage Trust 5.529% due 11/15/2038 •	1,200	1,192
OBX Trust
6.120% due 11/25/2062 •	2,427	2,430
7.045% due 09/25/2063 þ	1,634	1,657
7.159% due 10/25/2063 þ	3,895	3,974
RCKT Mortgage Trust 5.582% due 12/25/2044 þ	1,937	1,944
Residential Accredit Loans, Inc. Trust
4.735% due 08/25/2035 ~	67	48
4.775% due 12/25/2036 •	144	129
4.835% due 05/25/2047 •	52	48
4.855% due 06/25/2037 •	47	41
4.929% due 02/25/2035 ~	140	124
4.935% due 08/25/2037 ~	114	111
5.235% due 10/25/2045 ~	53	38
5.638% due 02/25/2036 •	80	69
6.000% due 09/25/2035	490	428
6.000% due 06/25/2036	2,230	1,808
8.000% due 04/25/2036 •	60	50
Residential Asset Securitization Trust
6.000% due 06/25/2036	167	65
6.000% due 11/25/2036	121	44
6.000% due 03/25/2037	98	30
6.250% due 11/25/2036	83	31
6.500% due 04/25/2037	1,137	312
Residential Funding Mortgage Securities, Inc. Trust
5.247% due 03/25/2035 ~	681	439
6.000% due 09/25/2036	91	72
Starwood Mortgage Residential Trust 0.943% due 05/25/2065 •	985	918
Structured Adjustable Rate Mortgage Loan Trust
4.390% due 07/25/2037 •	3	2
4.603% due 10/25/2036 ~	77	38
4.607% due 09/25/2036 •	1,429	971
4.755% due 10/25/2035 •	521	493
4.775% due 02/25/2036 ~	146	109
5.170% due 06/25/2034 ~	151	146
5.784% due 10/25/2034 •	4	4
6.035% due 05/25/2035 ~	184	145
Structured Asset Mortgage Investments Trust
4.695% due 03/25/2037 ~	67	27
4.795% due 09/25/2047 •	31	29
4.815% due 06/25/2036 •	1,579	1,555
4.815% due 07/25/2046 •	279	200
4.815% due 09/25/2047 •	310	287
4.835% due 05/25/2036 •	392	320
4.855% due 09/25/2047 •	617	537
4.875% due 05/25/2046 •	685	243
4.955% due 05/25/2046 •	28	17
5.131% due 03/19/2034 •	23	22
5.131% due 03/19/2034 ~	67	63
5.131% due 02/19/2035 •	47	44
5.171% due 12/19/2033 ~	74	72
6.226% due 02/25/2036 •	194	165
SunTrust Adjustable Rate Mortgage Loan Trust 6.641% due 02/25/2037 ~	52	48
SunTrust Alternative Loan Trust 6.000% due 12/25/2035	154	143

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

TBW Mortgage-Backed Trust 5.965% due 07/25/2037 •		2,665	770
Thornburg Mortgage Securities Trust
4.585% due 09/25/2037 ~		7	7
5.075% due 09/25/2043 •		66	65
5.175% due 09/25/2034 •		11	10
Towd Point Mortgage Trust
3.750% due 02/25/2059 •		4,945	4,810
4.492% due 10/25/2064 •		4,982	5,009
VASA Trust 5.334% due 07/15/2039 ~		1,000	972
Verus Securitization Trust 1.824% due 11/25/2066 •		3,057	2,783
Wachovia Mortgage Loan Trust LLC 7.507% due 10/20/2035 ~		9	8
WaMu Mortgage Pass-Through Certificates Trust
4.142% due 12/25/2036 ~		64	57
4.313% due 12/25/2036 •		582	527
4.975% due 12/25/2045 •		2	2
5.075% due 01/25/2045 ~		78	77
5.081% due 08/25/2036 •		47	43
5.175% due 11/25/2034 ~		68	65
5.215% due 10/25/2044 •		351	341
5.255% due 11/25/2045 •		91	86
5.335% due 02/25/2047 ~		1,030	918
5.385% due 06/25/2047 ~		22	18
5.415% due 11/25/2034 •		188	179
5.445% due 07/25/2047 •		7,844	6,555
5.635% due 08/25/2046 •		478	439
5.835% due 11/25/2042 •		7	7
6.135% due 11/25/2046 ~		137	121
6.233% due 08/25/2033 •		80	78
Washington Mutual Mortgage Pass-Through Certificates Trust
3.928% due 09/25/2036 þ		121	32
4.885% due 05/25/2035 ~		179	149
5.335% due 04/25/2047 ~		201	163
5.405% due 04/25/2047 •		294	239
Wells Fargo Alternative Loan Trust 7.125% due 07/25/2037 ~		20	18
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		21	19
7.387% due 10/25/2036 ~		113	102

Total Non-Agency Mortgage-Backed Securities (Cost $248,256)			230,789

ASSET-BACKED SECURITIES 31.7%
AUTOMOBILE SEQUENTIAL 0.6%
Carvana Auto Receivables Trust
4.610% due 11/10/2027		1,335	1,335
5.330% due 07/10/2029		1,000	1,009
5.630% due 11/10/2027		1,051	1,054
5.900% due 08/10/2027		941	944
Citizens Auto Receivables Trust 5.840% due 01/18/2028		1,983	1,999
Ford Auto Securitization Trust 4.972% due 03/15/2030	CAD	2,400	1,742
Octane Receivables Trust 6.440% due 03/20/2029		$1,778	1,795

			9,878

CMBS OTHER 1.3%
BDS Ltd. 6.453% due 08/19/2038 ~		2,099	2,101
BSPRT Issuer Ltd. 6.615% due 07/15/2039 •		3,214	3,224
MF1 LLC 5.632% due 02/18/2040 •		5,500	5,487
MF1 Ltd. 5.667% due 02/19/2037 •		1,917	1,917
Ready Capital Mortgage Financing LLC 6.872% due 10/25/2039 •		2,782	2,801
TPG Real Estate Finance Issuer Ltd. 5.634% due 03/15/2038 •		5,589	5,583

			21,113

CREDIT CARD BULLET 0.2%
Golden Credit Card Trust 4.310% due 09/15/2027		2,630	2,627

HOME EQUITY OTHER 11.8%
Aames Mortgage Investment Trust 5.215% due 10/25/2035 •		52	51

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

ABFC Trust
4.715% due 11/25/2036 ~	7,741	4,927
5.435% due 06/25/2037 ~	130	108
Accredited Mortgage Loan Trust 4.695% due 09/25/2036 •	1,216	1,209
ACE Securities Corp. Home Equity Loan Trust
4.655% due 12/25/2036 •	284	72
4.715% due 07/25/2036 •	92	74
4.745% due 08/25/2036 ~	192	186
5.035% due 02/25/2036 •	10	10
5.050% due 12/25/2035 ~	1,520	1,435
5.095% due 11/25/2035 •	15	16
5.335% due 12/25/2034 •	91	82
5.365% due 02/25/2036 •	53	49
5.410% due 06/25/2034 ~	283	267
Aegis Asset-Backed Securities Trust
5.080% due 12/25/2035 •	150	141
5.135% due 03/25/2035 •	48	47
5.155% due 06/25/2035 ~	78	74
5.435% due 03/25/2035 •	28	26
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.140% due 11/25/2035 •	31	31
5.215% due 09/25/2035 •	1,066	1,064
5.545% due 03/25/2035 ~	121	120
Amortizing Residential Collateral Trust 5.435% due 10/25/2034 ~	69	69
Argent Securities Trust
4.585% due 09/25/2036 •	725	234
4.815% due 03/25/2036 •	267	147
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.895% due 01/25/2036 •	64	61
5.075% due 01/25/2036 •	2,595	2,372
Asset-Backed Securities Corp. Home Equity Loan Trust
4.157% due 12/25/2036 ~	6,300	5,780
5.335% due 06/25/2035 •	57	56
Bear Stearns Asset-Backed Securities Trust
4.895% due 02/25/2037 ~	10,789	10,483
5.110% due 08/25/2036 ~	17	17
5.175% due 11/25/2035 •	78	78
5.335% due 03/25/2034 •	1,513	1,562
5.485% due 08/25/2037 •	4,238	3,759
5.615% due 06/25/2043 ~	473	468
5.685% due 08/25/2037 ~	11	11
Carrington Mortgage Loan Trust
4.655% due 01/25/2037 •	1,200	891
4.695% due 02/25/2037 •	3,058	2,913
5.485% due 05/25/2035 •	188	181
CIT Mortgage Loan Trust 6.685% due 10/25/2037 •	4,555	4,617
Citigroup Mortgage Loan Trust
4.605% due 05/25/2037 ~	10,359	9,044
5.170% due 09/25/2035 •	178	177
6.115% due 07/25/2035 ~	1,000	858
Countrywide Asset-Backed Certificates Trust
3.555% due 03/25/2036 •	490	483
3.873% due 04/25/2035 ~	39	39
4.293% due 10/25/2046 •	4,910	4,884
4.575% due 07/25/2037 ~	84	84
4.635% due 06/25/2047 ~	10,558	9,309
4.665% due 10/25/2047 •	26	25
4.685% due 06/25/2047 •	124	120
4.689% due 01/25/2037 •	19	19
4.695% due 04/25/2046 •	2,698	2,544
4.715% due 06/25/2035 ~	6,064	5,499
4.715% due 02/25/2037 ~	3,518	3,247
4.835% due 09/25/2037 ~	2,310	2,112
4.875% due 09/25/2037 •	183	190
4.875% due 09/25/2047 ~	442	440
4.935% due 01/25/2046 •	2,952	2,810
5.125% due 05/25/2036 •	2	1
5.155% due 07/25/2034 ~	15	15
5.335% due 10/25/2034 ~	19	19
5.335% due 03/25/2047 •	49	38
5.428% due 02/25/2035 •	76	76
Credit-Based Asset Servicing & Securitization LLC
2.831% due 01/25/2036 þ	40	34
4.554% due 07/25/2037 ~	7	5
4.654% due 07/25/2037 ~	159	104
Delta Funding Home Equity Loan Trust 5.074% due 08/15/2030 •	15	15
EMC Mortgage Loan Trust 5.175% due 05/25/2040 ~	5	5
First NLC Trust
3.873% due 05/25/2035 ~	589	523
4.505% due 08/25/2037 •	40	20

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

Fremont Home Loan Trust
4.585% due 01/25/2037 ~	201	91
4.595% due 08/25/2036 ~	176	55
4.775% due 02/25/2036 •	19	18
4.775% due 02/25/2037 ~	673	213
4.975% due 02/25/2036 •	300	271
4.975% due 04/25/2036 ~	2,628	2,382
5.225% due 12/25/2029 •	4	4
GSAA Home Equity Trust 4.675% due 04/25/2047 ~	48	45
GSAMP Trust
4.525% due 01/25/2037 ~	1,956	1,172
4.555% due 12/25/2036 ~	1,456	719
4.575% due 12/25/2036 ~	6,236	3,318
4.575% due 01/25/2037 •	35,367	20,709
4.735% due 09/25/2036 •	2,624	905
4.735% due 12/25/2046 •	427	202
4.835% due 11/25/2036 ~	372	175
4.895% due 12/25/2046 •	128	61
4.915% due 06/25/2036 ~	177	98
4.975% due 04/25/2036 ~	217	145
6.085% due 10/25/2034 •	12	12
Home Equity Asset Trust 5.530% due 05/25/2035 ~	25	25
Home Equity Loan Trust
4.665% due 04/25/2037 ~	359	346
4.775% due 04/25/2037 •	500	440
HSI Asset Securitization Corp. Trust
4.655% due 12/25/2036 •	189	48
4.775% due 12/25/2036 •	862	210
4.875% due 12/25/2036 •	575	140
5.215% due 11/25/2035 ~	2,066	1,911
IndyMac Residential Asset Backed Trust
4.575% due 11/25/2036 •	214	201
4.595% due 11/25/2036 •	174	157
4.755% due 04/25/2037 ~	173	152
JP Morgan Mortgage Acquisition Corp.
4.840% due 07/25/2036 ~	102	101
6.337% due 08/25/2036 þ	84	50
Lehman ABS Mortgage Loan Trust
4.525% due 06/25/2037 ~	146	97
4.635% due 06/25/2037 •	118	78
Long Beach Mortgage Loan Trust
5.485% due 06/25/2035 •	266	260
5.710% due 02/25/2035 ~	6,694	6,558
5.860% due 03/25/2032 ~	16	20
MASTR Asset-Backed Securities Trust
4.655% due 08/25/2036 •	133	49
4.735% due 08/25/2036 •	220	81
4.795% due 02/25/2036 ~	280	102
4.875% due 11/25/2036 •	3,358	1,984
4.915% due 06/25/2036 ~	121	43
4.915% due 08/25/2036 •	132	49
4.935% due 11/25/2035 •	6,740	3,828
5.005% due 01/25/2036 ~	90	90
5.185% due 12/25/2034 •	10	10
5.185% due 10/25/2035 ~	173	165
Merrill Lynch Mortgage Investors Trust
4.915% due 08/25/2037 •	639	314
5.155% due 05/25/2036 •	13	13
5.335% due 02/25/2047 •	741	434
Morgan Stanley ABS Capital, Inc. Trust
4.505% due 10/25/2036 •	68	30
4.545% due 10/25/2036 •	554	288
4.575% due 10/25/2036 ~	2,017	883
4.575% due 11/25/2036 •	175	84
4.585% due 10/25/2036 ~	162	84
4.585% due 11/25/2036 •	873	493
4.615% due 03/25/2037 •	303	129
4.635% due 02/25/2037 ~	101	44
4.655% due 11/25/2036 ~	1,048	502
4.685% due 03/25/2037 •	303	129
4.735% due 06/25/2036 •	461	345
4.735% due 09/25/2036 •	314	109
5.015% due 01/25/2036 •	393	381
5.035% due 12/25/2035 •	10,000	9,368
5.055% due 12/25/2035 •	75	74
5.335% due 05/25/2034 •	54	52
5.425% due 06/25/2035 •	92	91
5.485% due 04/25/2035 ~	141	131
5.685% due 07/25/2037 ~	400	353
Morgan Stanley Dean Witter Capital, Inc. Trust 5.785% due 02/25/2033 •	184	192
Morgan Stanley Home Equity Loan Trust
4.605% due 04/25/2037 •	425	220
4.665% due 04/25/2037 •	142	73

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

4.755% due 04/25/2036 •	73	51
Morgan Stanley Mortgage Loan Trust
5.940% due 11/25/2036 •	211	78
6.465% due 09/25/2046 þ	276	91
New Century Home Equity Loan Trust 5.410% due 10/25/2033 •	646	644
Newcastle Mortgage Securities Trust
4.665% due 04/25/2037 •	775	767
4.775% due 04/25/2037 ~	4,292	3,952
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 þ	141	30
NovaStar Mortgage Funding Trust
4.735% due 06/25/2036 ~	77	56
5.140% due 01/25/2036 •	259	258
Option One Mortgage Loan Trust
4.575% due 01/25/2037 ~	46	27
4.605% due 05/25/2037 ~	8,930	4,771
4.655% due 01/25/2037 ~	183	107
4.765% due 04/25/2037 •	92	44
4.975% due 01/25/2036 •	300	281
5.200% due 08/25/2035 •	263	255
Option One Mortgage Loan Trust Asset-Backed Certificates 5.125% due 11/25/2035 •	1,368	1,315
Ownit Mortgage Loan Trust 5.335% due 10/25/2036 •	104	100
Park Place Securities, Inc. 5.170% due 09/25/2035 ~	127	124
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.170% due 08/25/2035 ~	107	105
5.170% due 09/25/2035 •	154	151
5.230% due 07/25/2035 ~	12	12
5.260% due 07/25/2035 ~	950	904
5.485% due 10/25/2034 ~	154	152
5.560% due 03/25/2035 ~	129	127
5.680% due 01/25/2036 ~	9	9
6.235% due 12/25/2034 ~	3,184	3,175
People's Financial Realty Mortgage Securities Trust 4.575% due 09/25/2036 ~	339	84
RAAC Trust 5.135% due 11/25/2046 •	270	247
Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ	7,350	2,350
5.608% due 05/25/2036 þ	9,550	4,249
5.812% due 11/25/2036 þ	513	176
6.254% due 08/25/2036 þ	9,184	3,611
7.238% due 09/25/2037 þ	207	83
Residential Asset Mortgage Products Trust 5.125% due 10/25/2035 ~	9	9
Residential Asset Securities Corp. Trust
4.695% due 11/25/2036 •	190	176
4.775% due 11/25/2036 •	225	209
5.095% due 12/25/2035 ~	83	72
5.115% due 04/25/2037 •	978	945
Securitized Asset-Backed Receivables LLC Trust
4.615% due 07/25/2036 ~	182	60
4.755% due 07/25/2036 ~	178	58
4.915% due 07/25/2036 •	611	200
4.975% due 03/25/2036 ~	93	86
5.110% due 01/25/2035 •	16	15
SG Mortgage Securities Trust
4.755% due 07/25/2036 ~	27,187	5,662
5.110% due 10/25/2035 ~	317	312
Soundview Home Loan Trust
4.515% due 06/25/2037 ~	35	23
4.615% due 07/25/2037 •	1,208	1,080
4.655% due 02/25/2037 ~	265	71
4.795% due 02/25/2037 ~	371	100
4.935% due 06/25/2036 ~	2,938	2,897
4.960% due 03/25/2036 ~	38	38
5.385% due 10/25/2037 ~	203	155
Structured Asset Investment Loan Trust
4.585% due 09/25/2036 ~	11	11
5.035% due 01/25/2036 ~	47	46
5.335% due 05/25/2035 ~	231	227
5.365% due 09/25/2034 ~	117	101
5.560% due 07/25/2033 ~	15	15
5.710% due 12/25/2034 •	1,138	1,101
Structured Asset Securities Corp. Mortgage Loan Trust
4.585% due 09/25/2036 ~	30	29
4.665% due 01/25/2037 •	1,655	944
4.855% due 02/25/2037 •	181	177
6.435% due 08/25/2037 ~	34	34
Structured Asset Securities Corp. Trust 5.125% due 09/25/2035 •	287	274
WaMu Asset-Backed Certificates WaMu Trust
4.660% due 05/25/2037 •	5,016	4,684

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

4.675% due 05/25/2037 ~	927	818
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 5.035% due 04/25/2034 ~	75	75

		198,123

HOME EQUITY SEQUENTIAL 0.0%
ABFC Trust
4.655% due 01/25/2037 ~	295	164
4.755% due 01/25/2037 •	186	103
4.875% due 01/25/2037 ~	111	62
JP Morgan Mortgage Acquisition Corp. 4.695% due 03/25/2037 ~	75	74
Morgan Stanley Mortgage Loan Trust
4.895% due 02/25/2037 ~	97	20
5.155% due 04/25/2037 •	199	53
Structured Asset Investment Loan Trust 4.815% due 03/25/2036 ~	43	42
Structured Asset Securities Corp. Mortgage Loan Trust
4.775% due 12/25/2036 •	32	32
6.235% due 08/25/2037 •	17	17

		567

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Conseco Finance Corp. 7.060% due 02/01/2031 •	191	175

WHOLE LOAN COLLATERAL 1.0%
Bear Stearns Asset-Backed Securities Trust
5.235% due 09/25/2046 ~	64	61
5.279% due 07/25/2036 •	9	9
5.358% due 10/25/2036 ~	30	14
5.635% due 06/25/2036 •	600	612
Cendant Mort Capital LLC 6.000% due 07/25/2043 ~	7	6
Citigroup Mortgage Loan Trust
4.835% due 11/25/2046 ~	62	60
6.851% due 05/25/2036 þ	120	44
Countrywide Asset-Backed Certificates Trust 4.935% due 03/25/2036 ~	341	352
First Franklin Mortgage Loan Trust
4.715% due 12/25/2036 •	201	82
4.755% due 04/25/2036 ~	97	94
4.915% due 04/25/2036 •	400	359
4.915% due 08/25/2036 ~	96	93
5.155% due 11/25/2035 •	86	80
5.380% due 03/25/2035 •	23	24
5.620% due 12/25/2034 ~	886	888
5.635% due 01/25/2035 ~	46	46
5.860% due 10/25/2034 •	222	223
Lehman XS Trust 4.605% due 02/25/2037 ~	784	596
PRET LLC 4.744% due 07/25/2051 þ	1,184	1,180
PRPM LLC 6.720% due 02/25/2027 þ	1,953	1,956
RAAC Trust
5.035% due 06/25/2044 ~	18	17
5.035% due 09/25/2045 •	623	612
5.935% due 09/25/2047 •	412	406
Residential Asset Mortgage Products Trust
4.995% due 09/25/2036 ~	63	59
5.035% due 05/25/2036 •	565	476
5.075% due 01/25/2036 •	335	309
Securitized Asset-Backed Receivables LLC Trust
4.715% due 05/25/2036 ~	3,809	1,964
4.935% due 05/25/2036 •	792	408
5.095% due 08/25/2035 ~	93	71
5.395% due 01/25/2036 •	24	23
Specialty Underwriting & Residential Finance Trust
4.705% due 04/25/2037 ~	106	78
4.735% due 09/25/2037 •	7,019	4,799
4.735% due 11/25/2037 •	588	322
5.035% due 12/25/2036 ~	770	754
5.410% due 12/25/2035 •	48	47

		17,124

OTHER ABS 16.8%
AASET Trust 3.844% due 01/16/2038	379	345
AGL CLO Ltd. 5.755% due 07/20/2034 •	4,300	4,300

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

Anchorage Capital CLO Ltd. 5.343% due 10/20/2034 •		4,300	4,277
Ares CLO Ltd. 5.450% due 10/28/2034 •		4,600	4,585
Atlantic Avenue Ltd. 5.576% due 01/20/2035 ~		6,200	6,191
Atlas Senior Loan Fund Ltd.
5.396% due 01/18/2035 •		2,100	2,100
5.510% due 10/23/2032 ~		7,494	7,494
Aurium CLO DAC 3.431% due 04/16/2030 •	EUR	5,233	5,646
Bain Capital Credit CLO Ltd.
5.285% due 04/23/2035 •		$3,700	3,700
5.323% due 10/21/2034 •		3,200	3,184
5.354% due 07/24/2034 •		2,000	1,980
5.493% due 10/20/2034 ~		7,500	7,492
Betony CLO Ltd. 5.629% due 04/30/2031 •		3,085	3,086
Carlyle Global Market Strategies CLO Ltd. 5.383% due 07/20/2034 ~		6,000	5,978
Carval CLO Ltd. 5.022% due 07/20/2032 •		7,350	7,334
Diameter Credit Funding Ltd. 3.940% due 01/25/2038		1,300	1,271
Dryden Euro CLO DAC 3.445% due 04/15/2033 •	EUR	7,779	8,408
Dryden Senior Loan Fund 5.362% due 08/20/2034 •		$3,600	3,600
ECMC Group Student Loan Trust 5.204% due 02/27/2068 •		3,854	3,832
Elevation CLO Ltd. 5.430% due 07/25/2034 ~		7,000	6,958
Fortress Credit Bsl Ltd. 5.380% due 07/23/2032 •		3,818	3,813
Galaxy CLO Ltd. 5.534% due 10/15/2030 •		554	554
Gallatin CLO Ltd. 5.654% due 07/15/2031 •		3,842	3,846
Invesco Euro CLO DAC 3.435% due 07/15/2031 •	EUR	729	788
KKR CLO Ltd. 5.514% due 07/15/2030 ~		$2,749	2,752
LCM Ltd.
5.386% due 01/15/2034 •		2,000	1,991
5.400% due 10/15/2034 •		11,900	11,863
5.555% due 07/20/2030 •		1,070	1,069
5.573% due 07/20/2034 •		5,600	5,594
MACH Cayman Ltd. 3.474% due 10/15/2039		880	847
MacKay Shields Euro CLO DAC 3.674% due 10/20/2032 •	EUR	843	913
Madison Park Euro Funding DAC 3.585% due 07/15/2032 •		5,688	6,170
Madison Park Funding Ltd.
5.324% due 10/15/2034 •		$4,900	4,874
5.361% due 10/19/2034 •		5,300	5,280
Man GLG Euro CLO DAC 3.595% due 10/15/2032 •	EUR	3,531	3,820
MAPS Ltd. 4.212% due 05/15/2043		$593	590
METAL LLC 4.581% due 10/15/2042		2,602	1,769
Mountain View CLO Ltd. 5.461% due 10/15/2034 ~		11,200	11,135
Navesink CLO Ltd. 5.572% due 04/15/2036 •		6,000	5,994
Navient Private Education Loan Trust 3.910% due 12/16/2058 •		283	280
Navient Student Loan Trust 7.230% due 03/15/2072		2,200	2,321
Nelnet Student Loan Trust 6.544% due 02/20/2041 •		3,173	3,249
Ocean Trails CLO 5.592% due 07/15/2034 •		4,800	4,799
OFSI BSL X Ltd. 5.563% due 04/20/2034 •		3,700	3,699
Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		486	491
9.099% due 04/15/2031		500	506
Parallel Ltd. 5.426% due 07/15/2034 •		6,000	5,982
Pikes Peak CLO 5.513% due 10/11/2034 •		8,200	8,186
Sandstone Peak Ltd. 5.582% due 10/15/2034 •		7,000	7,001

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

Slam Ltd. 5.335% due 09/15/2049	3,921	3,896
SLM Private Education Loan Trust 9.184% due 10/15/2041 •	1,459	1,536
SMB Private Education Loan Trust 3.500% due 12/16/2041	500	485
Sound Point CLO Ltd. 5.765% due 07/20/2032 •	5,645	5,648
TCW CLO Ltd. 5.622% due 08/16/2034 •	7,100	7,093
Trestles CLO Ltd. 5.725% due 10/20/2034 •	4,500	4,503
Trinitas CLO Ltd.
5.403% due 10/20/2033 •	2,900	2,897
5.630% due 01/25/2034 •	9,500	9,496
5.640% due 01/25/2034 •	16,500	16,492
Verdelite Static CLO Ltd. 5.423% due 07/20/2032 ~	6,784	6,784
Vertical Bridge Holdings LLC
2.636% due 09/15/2050	7,000	6,912
3.706% due 02/15/2057	1,400	1,237
Voya CLO Ltd. 5.355% due 04/20/2034 •	7,100	7,099
WAVE LLC 3.597% due 09/15/2044	1,349	1,258
Whitehorse Ltd. 5.814% due 10/15/2031 •	3,705	3,707

		280,980

Total Asset-Backed Securities (Cost $566,971)		530,587

SOVEREIGN ISSUES 0.8%
Brazil Government International Bond 6.125% due 03/15/2034	11,500	11,208
Mexico Government International Bond 6.000% due 05/13/2030	1,600	1,634

Total Sovereign Issues (Cost $12,915)		12,842

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Drillco Holding Lux SA «(h)	1,575	40
Foresea Holdings SA «	623	15

Total Common Stocks (Cost $32)		55

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
American AgCredit Corp. 5.250% due 06/15/2026 •(e)	6,000,000	5,782
Charles Schwab Corp. 5.000% due 12/01/2027 •(e)	4,200,000	4,049
Farm Credit Bank of Texas
5.700% due 09/15/2025 •(e)	1,700,000	1,694
7.750% due 06/15/2029 •(e)	2,500,000	2,622

Total Preferred Securities (Cost $14,287)		14,147

SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (g)	532,935	533

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
4.294% due 04/17/2025 - 06/05/2025 (b)(c)(k)(m)	$2,516	2,510

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $3,043)		3,043

Total Investments in Securities (Cost $2,558,453)		2,500,999

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	1,601,346	15,588

Total Short-Term Instruments (Cost $15,589)		15,588

Total Investments in Affiliates (Cost $15,589)		15,588

Total Investments 150.5% (Cost $2,574,042)		$2,516,587
Financial Derivative Instruments (j)(l) (0.2)%(Cost or Premiums, net $6,445)		(3,212)
Other Assets and Liabilities, net (50.3)%		(840,794)

Net Assets 100.0%		$1,672,581

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«			Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ			Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)			When-issued security.
(b)			Coupon represents a weighted average yield to maturity.
(c)			Zero coupon security.
(d)			Principal amount of security is adjusted for inflation.
(e)			Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)			Contingent convertible security.
(g)			Coupon represents a 7-Day Yield.
(h)			RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deloitte LLP 0.000% due 01/30/2032			10/30/2024	$1,800	$1,795	0.11%
Deloitte LLP 0.000% due 01/30/2035			10/30/2024	1,100	1,088	0.07
Deloitte LLP 0.000% due 01/30/2045			10/30/2024	900	871	0.05
Drillco Holding Lux SA			06/08/2023	31	40	0.00
Morgan Stanley 0.000% due 04/02/2032			02/11/2020	7,141	5,369	0.32

				$10,972	$9,163	0.55%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.200%		03/21/2025	05/09/2025	$(5,870)	$(5,877)
BSN	4.430		03/17/2025	04/21/2025	(35,449)	(35,515)
JPS	4.430		03/12/2025	04/09/2025	(2,464)	(2,470)
	4.430		03/13/2025	04/10/2025	(3,102)	(3,109)

Total Reverse Repurchase Agreements						$(46,971)

(i)			Securities with an aggregate market value of $47,404 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(33,031) at a weighted average interest rate of 4.348%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)			FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond June Futures	06/2025	384	$33,129	$493	$32	$0
U.S. Treasury 2-Year Note June Futures	06/2025	2,330	482,710	1,543	0	(18)
U.S. Treasury 5-Year Note June Futures	06/2025	8,308	898,562	2,482	0	(260)
U.S. Treasury 10-Year Note June Futures	06/2025	3,400	378,144	6,535	53	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	394	48,167	(82)	172	0

				$10,971	$257	$(278)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures				06/2025	3,661		$(417,812)	$(495)		$0	$(343)

Total Futures Contracts								$10,476		$257	$(621)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.405%		$7,000	$52	$20	$72	$0	$(3)
Boeing Co.	1.000	Quarterly	12/20/2026	0.471		2,100	23	(4)	19	0	(1)
Lennar Corp.	5.000	Quarterly	12/20/2025	0.306		1,200	108	(65)	43	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.512		500	2	2	4	0	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	3.805	EUR	1,500	116	(34)	82	0	(14)
Électricité de France SA	1.000	Quarterly	06/20/2030	0.827		300	4	(1)	3	0	(1)

							$305	$(82)	$223	$0	$(19)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029		$116,700	$0	$1,733	$1,733	$0	$(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029		116,850	0	1,652	1,652	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029		150,700	0	2,127	2,127	0	(86)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030		166,800	2,636	(2,260)	376	0	(170)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		5,800	(22)	11	(11)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		5,800	(20)	110	90	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		5,700	(20)	130	110	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		5,600	(19)	144	125	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		8,620	(35)	187	152	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		5,000	(19)	164	145	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		5,700	(22)	216	194	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		5,700	(20)	299	279	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		5,600	(20)	286	266	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055		48,700	7,902	(720)	7,182	0	(129)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	202,400	(2,453)	3,526	1,073	533	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	02/15/2034		131,300	(272)	79	(193)	345	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	16,300	0	132	132	0	(26)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		24,200	0	188	188	0	(39)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		37,100	0	281	281	0	(60)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	64,000	(1,401)	(1,427)	(2,828)	0	(122)

							$6,215	$6,858	$13,073	$878	$(921)

Total Swap Agreements							$6,520	$6,776	$13,296	$878	$(940)

(k)

Securities with an aggregate market value of $30,622 and cash of $17,683 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2025	JPY	149,191		$989	$0	$(6)
	04/2025		$16,120	AUD	25,482	0	(198)
	04/2025		2,271	JPY	339,343	0	(9)
	05/2025	AUD	25,482		$16,123	197	0
	05/2025	CNH	9,630		1,315	0	(14)
	05/2025		$4,983	CNH	36,084	2	(6)
	05/2025		989	JPY	148,690	6	0
	06/2025	CNH	20,309		$2,778	0	(31)
	07/2025		17,386		2,413	5	(1)
	08/2025		18,530		2,570	0	(4)
BOA	04/2025	IDR	6,513,832		394	1	0
	04/2025	KRW	601,518		410	2	0
	04/2025	NOK	395		35	0	(2)
	04/2025		$394	IDR	6,513,832	0	(1)
	05/2025	CNH	9,416		$1,286	0	(13)
	05/2025	IDR	5,681,207		341	0	(1)
	05/2025		$360	INR	30,930	1	0
	06/2025	CNH	74,978		$10,390	24	(7)
	06/2025	KRW	22,680		16	0	0
	06/2025		$662	CNH	4,783	0	0
	06/2025		608	KRW	885,858	0	(4)
	08/2025	TWD	539		$17	0	0
BPS	04/2025	BRL	7,979		1,379	0	(20)
	04/2025	EUR	110,068		115,415	0	(3,602)
	04/2025	IDR	15,100,236		911	0	0
	04/2025	JPY	53,245		354	0	(1)
	04/2025	TWD	58,183		1,767	12	0
	04/2025		$1,400	BRL	7,979	0	(2)
	04/2025		5,991	IDR	98,524,313	0	(46)
	04/2025		3,295	INR	286,190	49	0
	04/2025		2,657	JPY	396,139	0	(16)
	04/2025		3,032	KRW	4,403,036	0	(40)
	04/2025		208	NOK	2,179	0	0
	04/2025		6,507	TWD	213,210	0	(74)
	04/2025	ZAR	23,663		$1,294	4	0
	05/2025	CNH	31,531		4,338	1	(14)
	05/2025	IDR	16,672,546		1,002	0	(3)
	05/2025	NOK	2,179		208	0	0
	05/2025		$91	IDR	1,509,049	0	0
	05/2025		3,240	INR	277,931	4	0
	05/2025		354	JPY	53,066	1	0
	06/2025	CNH	25,719		$3,529	0	(30)
	06/2025	KRW	8,362,882		5,871	169	0
	06/2025	PLN	765		198	1	0
	06/2025		$1,351	CNH	9,751	0	(2)
	06/2025		6,017	PLN	23,279	0	(21)
	07/2025	TWD	90,373		$2,780	35	0
	08/2025		95,540		2,931	21	0
BRC	04/2025	INR	6,428		73	0	(2)
	04/2025	NOK	3,648		327	0	(19)
	04/2025	TRY	6,352		159	0	(4)
	04/2025		$1,093	AUD	1,738	0	(7)
	04/2025		1,255	IDR	20,550,282	0	(16)
	04/2025		199	ILS	731	0	(3)
	04/2025		75	INR	6,421	0	0
	04/2025		9,298	TRY	359,345	0	(136)
	05/2025	INR	6,439		$75	0	0
	05/2025	NOK	1,870		178	0	0
	05/2025	TRY	15,052		381	0	(1)
	06/2025		106,100		2,525	1	(9)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

	06/2025		$735	PLN	2,849	0	(2)
	06/2025		12,766	TRY	509,698	0	(480)
BSH	04/2025	AUD	29,197		$18,498	254	0
	04/2025	JPY	562,477		3,745	0	(5)
	05/2025		$3,745	JPY	560,582	5	0
	06/2025		2,606	PLN	10,051	0	(18)
CBK	04/2025	BRL	168,556		$29,608	70	0
	04/2025	CHF	527		599	4	0
	04/2025	IDR	11,356,336		684	0	(1)
	04/2025	ILS	11,008		3,020	59	0
	04/2025	INR	93,030		1,083	0	(5)
	04/2025	TWD	181,576		5,556	77	0
	04/2025		$29,377	BRL	168,556	161	0
	04/2025		24,070	CAD	34,286	0	(243)
	04/2025		851	EUR	783	0	(5)
	04/2025		2,090	IDR	34,209,205	0	(27)
	04/2025		1,173	INR	100,539	1	0
	04/2025		176	KRW	257,454	0	(1)
	04/2025		9,917	TWD	325,503	0	(95)
	05/2025	CAD	34,236		$24,070	243	0
	05/2025	IDR	20,035,428		1,206	0	(1)
	05/2025		$91	IDR	1,505,295	0	0
	06/2025	CNH	7,296		$1,007	0	(3)
	06/2025	KRW	10,040,339		7,023	178	0
	06/2025		$602	CNH	4,344	0	(1)
	06/2025		674	KRW	970,979	0	(12)
	07/2025	TWD	147,662		$4,538	53	0
	07/2025		$29,608	BRL	171,855	0	(73)
	08/2025	TWD	213,989		$6,566	49	0
DUB	04/2025	CAD	34		24	0	0
	04/2025	CHF	15,717		17,537	0	(229)
	04/2025	ILS	13,033		3,576	70	0
	04/2025	JPY	159,000		1,081	21	0
	04/2025	NZD	47		27	0	0
	04/2025		$4,030	IDR	66,925,255	8	0
	04/2025		538	INR	46,315	2	0
	04/2025		27	NZD	47	0	0
	05/2025	IDR	2,484,087		$149	0	0
	05/2025		$27	NZD	47	0	0
	06/2025	KRW	22,067,124		$15,387	347	0
	06/2025		$242	KRW	351,335	0	(3)
GLM	04/2025	BRL	24,723		$4,306	0	(27)
	04/2025	IDR	48,491,748		2,920	0	(5)
	04/2025	KRW	915,769		624	2	0
	04/2025	TRY	3,115		78	0	(2)
	04/2025	TWD	624,861		19,043	186	0
	04/2025		$4,201	BRL	24,723	131	0
	04/2025		4,053	IDR	66,793,964	0	(23)
	04/2025		240	KRW	350,781	0	(1)
	04/2025	ZAR	12,846		$704	4	0
	05/2025	CNH	9,156		1,250	0	(13)
	05/2025	IDR	9,627,125		577	0	(3)
	05/2025		$2,920	IDR	48,535,552	5	0
	06/2025		1,737	CNH	12,566	5	(3)
	06/2025		624	KRW	912,443	0	(2)
	06/2025		6,473	PLN	24,995	0	(37)
	07/2025	TWD	24,948		$767	9	0
IND	04/2025		$16	CHF	14	0	0
	05/2025	CHF	14		$16	0	0
JPM	04/2025	IDR	3,282,499		199	1	0
	04/2025	ILS	12,316		3,383	69	0
	04/2025	INR	22,533		258	0	(5)
	04/2025	JPY	343,660		2,278	0	(13)
	04/2025	TRY	6,005		149	0	(5)
	04/2025	TWD	1,399		42	0	0
	04/2025		$42	CHF	38	1	0
	04/2025		118,574	EUR	109,933	297	0
	04/2025		444	IDR	7,304,833	0	(4)
	04/2025		879	INR	75,862	7	0
	04/2025		2,212	JPY	329,774	0	(14)
	04/2025		176	KRW	257,341	0	(1)
	04/2025		4,437	TWD	145,473	0	(47)
	04/2025		31	ZAR	577	0	0
	05/2025	CNH	9,786		$1,340	0	(11)
	05/2025	EUR	109,933		118,767	0	(296)
	05/2025	IDR	6,486,113		391	0	0
	05/2025		$4,516	CNH	32,734	6	(4)
	05/2025		2,078	JPY	312,608	13	0
	05/2025		2,173	TRY	96,584	259	0
	06/2025	CNH	2,532		$347	0	(3)
	06/2025	MXN	20,284		983	2	0
	06/2025		$4,715	PLN	18,272	0	(10)
	07/2025	CNH	15,675		$2,172	1	(2)
	07/2025	TWD	91,363		2,809	33	0
	08/2025	CNH	16,907		2,344	1	(6)
	08/2025	TWD	108,341		3,324	24	0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

08/2025	$42	TWD	1,388	0	0
MBC	04/2025	CHF	888	$1,003	0	(1)
04/2025	EUR	648	703	2	0
04/2025	$1,231	AUD	1,977	5	0
04/2025	19,336	CHF	17,081	0	(29)
04/2025	2,513	GBP	1,945	1	(1)
04/2025	1,125	INR	97,642	15	0
04/2025	3,318	TWD	108,991	0	(29)
04/2025	ZAR	29,183	$1,596	7	0
05/2025	CHF	17,020	19,336	29	0
05/2025	CNH	13,734	1,893	1	(3)
05/2025	IDR	3,862,358	232	0	0
05/2025	$2,376	CNH	17,224	3	(2)
06/2025	CNH	2,924	$402	0	(2)
06/2025	$166	KRW	238,769	0	(3)
07/2025	CNH	8,560	$1,188	1	0
07/2025	TWD	55,894	1,715	17	0
08/2025	CNH	18,718	2,601	5	(4)
08/2025	TWD	52,439	1,603	6	0
MYI	04/2025	CAD	34,263	24,070	259	0
04/2025	$479	TWD	15,649	0	(6)
04/2025	14,331	ZAR	261,985	0	(58)
05/2025	IDR	3,638,423	$219	0	(1)
SCX	04/2025	JPY	82,187	545	0	(3)
04/2025	$1,565	IDR	25,604,222	0	(21)
04/2025	176	KRW	257,067	0	(1)
04/2025	961	TWD	31,628	0	(7)
05/2025	CNH	8,688	$1,205	6	0
05/2025	IDR	1,508,127	91	0	0
05/2025	$664	JPY	99,541	3	0
08/2025	CNH	7,261	$1,014	5	0
08/2025	TWD	31,366	961	6	0
SSB	04/2025	GBP	1,945	2,515	3	0
05/2025	$2,515	GBP	1,945	0	(3)
UAG	04/2025	IDR	263,253	$16	0	0
04/2025	$63	IDR	1,037,792	0	0
04/2025	2,031	JPY	302,135	0	(16)
05/2025	16	IDR	263,623	0	0

Total Forward Foreign Currency Contracts	$3,568	$(6,296)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	06/18/2025	25,300	$(22)	$(24)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	25,300	(29)	(29)

Total Written Options	$(51)	$(53)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2028	1.029%	$100	$(1)	$1	$0	$0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326	2,100	(18)	10	0	(8)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.654	300	1	1	2	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.716	100	(1)	2	1	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.908	100	(2)	2	0	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029	300	(3)	3	0	0

Total Swap Agreements	$(24)	$19	$3	$(8)

(m)

Securities with an aggregate market value of $4,711 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2025 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,652	$6,652
Corporate Bonds & Notes
Banking & Finance	0	438,823	3,754	442,577
Industrials	0	110,406	0	110,406
Utilities	0	47,546	0	47,546
Municipal Bonds & Notes
California	0	11,381	0	11,381
Pennsylvania	0	652	0	652
U.S. Government Agencies	0	937,953	0	937,953
U.S. Treasury Obligations	0	152,369	0	152,369
Non-Agency Mortgage-Backed Securities	0	230,789	0	230,789
Asset-Backed Securities
Automobile Sequential	0	9,878	0	9,878
CMBS Other	0	21,113	0	21,113
Credit Card Bullet	0	2,627	0	2,627
Home Equity Other	0	198,123	0	198,123
Home Equity Sequential	0	567	0	567
Manufacturing House Sequential	0	175	0	175
Whole Loan Collateral	0	17,124	0	17,124
Other ABS	0	280,980	0	280,980
Sovereign Issues	0	12,842	0	12,842
Common Stocks
Industrials	0	0	55	55
Preferred Securities
Banking & Finance	0	14,147	0	14,147
Short-Term Instruments
Mutual Funds	0	533	0	533
U.S. Treasury Bills	0	2,510	0	2,510

	$0	$2,490,538	$10,461	$2,500,999
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,588	$0	$0	$15,588

Total Investments	$15,588	$2,490,538	$10,461	$2,516,587

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32	1,103	0	1,135
Over the counter	0	3,571	0	3,571

	$32	$4,674	$0	$4,706
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,561)	0	(1,561)
Over the counter	0	(6,357)	0	(6,357)

	$0	$(7,918)	$0	$(7,918)

Total Financial Derivative Instruments	$32	$(3,244)	$0	$(3,212)

Totals	$15,620	$2,487,294	$10,461	$2,513,375

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO Fixed Income SHares: Series R	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 202.2% ¤
CORPORATE BONDS & NOTES 1.3%
BANKING & FINANCE 1.3%
Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,877	$213
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		24	3
1.500% due 10/01/2053		790	91
2.000% due 10/01/2053		499	60
Nykredit Realkredit AS
1.000% due 10/01/2050		12	1
1.500% due 10/01/2053		100	10
2.500% due 10/01/2047		16	2
3.000% due 10/01/2053		4,980	676
Realkredit Danmark AS
1.500% due 10/01/2053		2,256	264
2.000% due 10/01/2053		367	41
2.500% due 04/01/2047		11	2
3.000% due 10/01/2053		4,420	600
UBS Group AG 7.750% due 03/01/2029 ~	EUR	100	122

Total Corporate Bonds & Notes (Cost $2,302)			2,085

U.S. GOVERNMENT AGENCIES 38.5%
Fannie Mae
4.899% due 02/25/2037 •		$8	8
5.886% due 10/01/2044 •		1	1
Freddie Mac
6.651% due 07/01/2036 •		14	14
7.253% due 09/01/2036 •		6	6
Ginnie Mae
5.244% due 11/20/2073 ~		1,199	1,210
5.294% due 09/20/2073 - 10/20/2073 •		5,510	5,577
5.324% due 09/20/2073 •		3,667	3,709
5.444% due 11/20/2073 ~		1,765	1,802
5.461% due 08/20/2068 •		251	251
Ginnie Mae, TBA 3.500% due 04/01/2055		13,300	12,171
Uniform Mortgage-Backed Security
3.500% due 12/01/2045		7	6
5.500% due 11/01/2054		5,131	5,127
6.000% due 03/01/2054 - 07/01/2054		10,168	10,337
6.500% due 12/01/2053 - 05/01/2054		5,808	5,997
Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055		4,900	4,559
4.500% due 05/01/2055 - 06/01/2055		10,400	9,942

Total U.S. Government Agencies (Cost $60,539)			60,717

U.S. TREASURY OBLIGATIONS 139.0%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2026		4,166	4,137
0.125% due 04/15/2027		3,037	2,982
0.125% due 01/15/2030 (e)		19,665	18,507
0.125% due 07/15/2030		2,106	1,973
0.125% due 01/15/2031		6,991	6,459
0.125% due 07/15/2031 (e)		23,783	21,847
0.125% due 01/15/2032		4,812	4,357
0.125% due 02/15/2051		4,148	2,388
0.125% due 02/15/2052		2,966	1,682
0.250% due 07/15/2029 (e)		11,797	11,303
0.250% due 02/15/2050		2,532	1,548
0.375% due 01/15/2027		1,052	1,041
0.375% due 07/15/2027 (e)		10,439	10,321
0.500% due 01/15/2028 (e)		7,391	7,261
0.625% due 07/15/2032 (e)		13,883	12,965
0.625% due 02/15/2043		3,896	2,999
0.750% due 07/15/2028		886	875
0.750% due 02/15/2042		3,500	2,815
0.750% due 02/15/2045		2,522	1,916
0.875% due 01/15/2029		3,522	3,468
0.875% due 02/15/2047 (h)		1,112	842
1.000% due 02/15/2046		7,493	5,917

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2025 (Unaudited)

1.000% due 02/15/2048		1,656	1,274
1.000% due 02/15/2049		3,446	2,625
1.125% due 01/15/2033 (e)		7,783	7,460
1.375% due 07/15/2033 (e)		13,804	13,471
1.375% due 02/15/2044 (h)		627	546
1.500% due 02/15/2053		1,923	1,602
1.625% due 10/15/2027 (e)		6,969	7,085
1.625% due 10/15/2029		3,634	3,686
1.750% due 01/15/2028		4,480	4,555
1.750% due 01/15/2034 (e)		8,989	8,977
1.875% due 07/15/2034 (e)		10,527	10,628
2.125% due 01/15/2035 (e)		4,026	4,133
2.125% due 02/15/2040		1,705	1,724
2.125% due 02/15/2041		2,857	2,884
2.125% due 02/15/2054		1,552	1,491
2.375% due 10/15/2028 (e)		14,206	14,804
2.500% due 01/15/2029		1,359	1,421
3.375% due 04/15/2032		456	510
3.625% due 04/15/2028		2,572	2,758

Total U.S. Treasury Obligations (Cost $233,376)			219,237

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Banc of America Funding Trust 4.487% due 01/20/2047 •		282	244
Countrywide Alternative Loan Trust 4.629% due 12/20/2046 ~		474	415
Grifonas Finance PLC 2.669% due 08/28/2039 •	EUR	48	51
GSR Mortgage Loan Trust 5.328% due 09/25/2035 ~		$6	5
HarborView Mortgage Loan Trust 5.334% due 06/20/2035 •		174	160
IndyMac INDX Mortgage Loan Trust 5.275% due 05/25/2034 •		439	393
MortgageIT Mortgage Loan Trust 5.440% due 12/25/2034 •		5	5
OPEN Trust 7.408% due 11/15/2040 •		765	770
Residential Accredit Loans, Inc. Trust 4.795% due 06/25/2046 ~		198	44

Total Non-Agency Mortgage-Backed Securities (Cost $2,111)			2,087

ASSET-BACKED SECURITIES 6.8%
HOME EQUITY OTHER 1.1%
Citigroup Mortgage Loan Trust
4.595% due 01/25/2037 ~		122	89
4.725% due 09/25/2036 •		184	178
5.125% due 10/25/2035 •		500	461
Home Equity Asset Trust 5.290% due 08/25/2034 •		22	21
Morgan Stanley ABS Capital, Inc. Trust 5.095% due 01/25/2035 •		158	153
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.200% due 05/25/2035 •		793	788
Saxon Asset Securities Trust 1.783% due 05/25/2035 •		22	21
Structured Asset Securities Corp. Mortgage Loan Trust 6.435% due 08/25/2037 ~		3	3

			1,714

OTHER ABS 5.7%
AGL CLO Ltd. 5.419% due 12/02/2034 •		1,600	1,600
Avoca Static CLO DAC 3.811% due 01/15/2035 •	EUR	1,000	1,083
Carlyle Global Market Strategies Euro CLO DAC 3.306% (EUR003M + 0.750%) due 11/15/2031 ~		554	600
MAN Euro CLO DAC 4.535% due 10/15/2036 •		1,800	1,950
Man GLG Euro CLO DAC
3.191% due 12/15/2031 •		615	665
3.595% due 10/15/2032 •		114	123
Massachusetts Educational Financing Authority 5.768% due 04/25/2038 ~		$10	10
Palmer Square CLO Ltd. 5.380% due 05/21/2034 •		1,600	1,597

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2025 (Unaudited)

Palmer Square European Loan Funding DAC 3.526% due 05/15/2033 •	EUR	1,362	1,473

			9,101

Total Asset-Backed Securities (Cost $10,660)			10,815

SOVEREIGN ISSUES 15.1%
Canada Government Bond 4.250% due 12/01/2026 (c)	CAD	1,102	820
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	2,759	2,992
0.100% due 07/25/2031 (c)		1,081	1,117
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		244	255
1.400% due 05/26/2025 (c)		9,266	10,045
1.800% due 05/15/2036 (c)		102	108
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	442,187	3,054
0.100% due 03/10/2029 (c)		774,291	5,338
Mexico Government International Bond 4.000% due 08/24/2034 (c)	MXN	707	32

Total Sovereign Issues (Cost $25,935)			23,761

		SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (d)		309,794	310

		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
4.296% due 04/03/2025 (a)(b)		$1	1

Total Short-Term Instruments (Cost $311)			311

Total Investments in Securities (Cost $335,234)			319,013

Total Investments 202.2% (Cost $335,234)			$319,013
Financial Derivative Instruments (f)(g) (0.7)%(Cost or Premiums, net $(1,008))			(1,139)
Other Assets and Liabilities, net (101.5)%			(160,130)

Net Assets 100.0%			$157,744

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				Zero coupon security.
(b)				Coupon represents a yield to maturity.
(c)				Principal amount of security is adjusted for inflation.
(d)				Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)		Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BCY	4.450%		03/18/2025	04/08/2025	$(23,079)	$(23,119)
BPG	4.440		03/11/2025	04/08/2025	(113,610)	(113,904)
	4.450		03/21/2025	04/04/2025	(824)	(826)

Total Sale-Buyback Transactions						$(137,849)

(e)				Securities with an aggregate market value of $138,914 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(138,793) at a weighted average interest rate of 4.220%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Payable for sale-buyback transactions includes $(118) of deferred price drop.
(f)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	241	$63,823	$13	$33	$(7)
Australia Government 10-Year Bond June Futures	06/2025	59	4,153	5	39	0
Brent Crude December Futures	10/2025	2	142	5	3	0
Cocoa September Futures	09/2025	1	78	(2)	0	(1)
Euro-BTP June Futures	06/2025	48	6,100	(106)	16	(7)
Gas Oil September Futures	09/2025	1	67	(3)	1	0
Iron Ore July Futures	07/2025	11	109	0	0	(1)
Live Cattle June Futures	06/2025	2	163	10	0	(1)
Natural Gas September Futures	08/2025	2	90	1	2	0
New York Harbor September Futures	08/2025	1	95	(1)	2	0
RBOB Gasoline September Futures	08/2025	2	184	(1)	4	0
Silver July Futures	07/2025	1	175	2	0	(1)
Soybean July Futures	07/2025	2	103	1	0	(1)
Soybean Meal July Futures	07/2025	10	299	(6)	0	(1)
Sugar No. 11 October Futures	09/2025	2	42	1	0	0
U.S. Treasury 10-Year Note June Futures	06/2025	8	890	5	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	231	26,363	195	17	(19)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	52	6,357	(30)	23	0
WTI Crude September Futures	08/2025	1	69	(2)	2	0

				$87	$142	$(39)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	241	$(63,829)	$(20)	$16	$(20)
Copper July Futures	07/2025	2	(101)	1	1	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2025 (Unaudited)

Corn July Futures	07/2025	14	(324)	4	0	(2)
Cotton No. 2 December Futures	12/2025	5	(175)	(1)	1	0
Euro-BOBL June Futures	06/2025	34	(4,330)	35	1	(10)
Euro-Bund June Futures	06/2025	18	(2,507)	(27)	0	(10)
Euro-Buxl 30-Year Bond June Futures	06/2025	16	(2,063)	31	0	(22)
Euro-Oat June Futures	06/2025	72	(9,552)	189	13	(31)
Euro-Schatz June Futures	06/2025	21	(2,429)	0	1	(2)
Gold 100 oz. June Futures	06/2025	1	(315)	(9)	0	(4)
Hard Red Winter Wheat July Futures	07/2025	2	(57)	1	0	0
Hard Red Winter Wheat September Futures	09/2025	1	(29)	2	0	0
Lean Hogs June Futures	06/2025	3	(114)	8	1	0
Natural Gas July Futures	06/2025	2	(89)	6	0	(1)
Nickel July Futures	07/2025	1	(96)	2	2	0
Platinum July Futures	07/2025	2	(103)	(4)	0	(3)
Soybean Meal December Futures	12/2025	2	(62)	1	0	0
Soybean November Futures	11/2025	2	(102)	0	1	0
Soybean Oil December Futures	12/2025	2	(55)	(3)	0	0
Soybean Oil July Futures	07/2025	1	(27)	(1)	0	0
Sugar No. 11 July Futures	06/2025	3	(63)	0	0	0
U.S. Treasury 2-Year Note June Futures	06/2025	242	(50,136)	(211)	2	0
U.S. Treasury 5-Year Note June Futures	06/2025	146	(15,791)	(87)	15	0
U.S. Treasury Long-Term Bond June Futures	06/2025	184	(21,580)	(340)	0	(35)
Wheat July Futures	07/2025	4	(110)	1	0	(2)
Wheat September Futures	09/2025	1	(28)	1	0	0
Wheat September Futures	09/2025	3	(35)	1	0	0
Zinc July Futures	07/2025	1	(71)	2	2	0

$(418)	$56	$(142)

Total Futures Contracts	$(331)	$198	$(181)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	17,200	$(115)	$(16)	$(131)	$17	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	01/27/2035	1,600	(11)	(18)	(29)	15	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	172,740	(3)	21	18	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	160,000	(2)	15	13	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	607,000	55	106	161	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$18,280	122	(132)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026	1,400	(7)	(1)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026	4,800	(22)	(7)	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	14,780	(186)	(558)	(744)	5	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031	17,200	(323)	(111)	(434)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	11,200	(96)	(474)	(570)	30	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034	2,950	131	(24)	107	0	(8)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	11/15/2034	1,400	0	(11)	(11)	0	(4)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.864	Annual	11/15/2034	1,200	0	(12)	(12)	0	(4)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/15/2034	500	0	(5)	(5)	0	(2)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.867	Annual	11/15/2034	1,300	0	(13)	(13)	0	(4)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.870	Annual	11/15/2034	1,300	0	(13)	(13)	0	(4)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.881	Annual	11/15/2034	1,200	0	(13)	(13)	0	(4)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	11/15/2034	1,000	0	(12)	(12)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	3,050	189	781	970	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	7,000	134	1,033	1,167	0	(47)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,000	53	77	130	0	(15)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	EUR	2,000	(11)	(72)	(83)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		900	(7)	(29)	(36)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,800	(7)	(46)	(53)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		800	(3)	(20)	(23)	1	0
Receive(2)	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027		2,400	0	2	2	0	(2)
Receive(2)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		13,100	0	11	11	0	(11)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		5,600	0	231	231	18	0
Pay(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		29,800	(1,278)	84	(1,194)	126	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		1,000	62	469	531	0	(5)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		1,100	1	582	583	0	(5)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,900	118	888	1,006	0	(9)
Receive(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		10,770	784	94	878	0	(85)
Receive	CPTFEMU	2.965	Maturity	05/15/2027		200	0	4	4	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,000	1	17	18	2	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		300	0	3	3	1	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		2,570	(19)	(494)	(513)	0	(6)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		450	0	3	3	1	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,100	(6)	(47)	(53)	3	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,100	(1)	(11)	(12)	6	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,100	(2)	0	(2)	2	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		10	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	8	8	0	(1)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		400	(11)	24	13	0	(1)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		170	0	(1)	(1)	0	(1)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		300	0	28	28	0	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		700	5	94	99	0	(1)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		700	2	114	116	0	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	0	28	28	0	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	59	63	0	(1)
Pay	CPURNSA	2.601	Maturity	04/01/2025		$8,000	0	(32)	(32)	0	0
Pay	CPURNSA	2.347	Maturity	05/01/2025		8,000	0	(38)	(38)	0	0
Pay	CPURNSA	2.208	Maturity	10/07/2025		15,408	0	(161)	(161)	0	(6)
Receive	CPURNSA	2.215	Maturity	10/10/2025		12,000	0	126	126	4	0
Pay	CPURNSA	2.380	Maturity	10/15/2025		2,600	0	(24)	(24)	0	(1)
Pay	CPURNSA	2.341	Maturity	11/07/2025		5,100	0	(52)	(52)	0	(1)
Pay	CPURNSA	3.043	Maturity	02/21/2026		1,600	0	(7)	(7)	0	(2)
Receive	CPURNSA	2.419	Maturity	03/05/2026		300	0	37	37	0	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		1,800	0	181	181	3	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		800	0	79	79	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		830	0	85	85	1	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	62	62	1	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	(252)	(252)	0	(3)
Pay	CPURNSA	2.165	Maturity	04/16/2029		2,000	0	(280)	(280)	0	(2)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,000	0	(160)	(160)	0	(1)
Pay	CPURNSA	1.998	Maturity	07/25/2029		1,300	0	(199)	(199)	0	(2)
Pay	CPURNSA	1.883	Maturity	11/20/2029		500	1	(84)	(83)	0	(1)
Receive	CPURNSA	2.311	Maturity	02/24/2031		1,500	1	190	191	2	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	EUR	300	0	(54)	(54)	0	(1)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	1,500	8	9	17	7	0
Pay	UKRPI	3.466	Maturity	09/15/2034		600	0	4	4	2	0

Total Swap Agreements							$(439)	$2,066	$1,627	$252	$(317)

Cash of $3,186 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)	Unsettled variation margin asset of $12 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2025		JPY	264,127		$1,768		$7		$0
		04/2025			$2,190		AUD	3,462	0		(27)
		04/2025			1,785		JPY	269,212	10		0
		05/2025		AUD	3,462		$2,191		27		0
		05/2025		JPY	268,309		1,784		0		(10)
BOA		04/2025		CAD	335		232		0		(1)
		04/2025		EUR	583		630		0		(1)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2025 (Unaudited)

	04/2025	JPY	23,300		155	0	0
	04/2025	KRW	150,379		103	0	0
	04/2025	ZAR	3,672		201	1	0
	05/2025	IDR	694,690		42	0	0
	05/2025		$49	INR	4,218	0	0
	06/2025	KRW	4,944,991		$3,420	48	0
	06/2025		$103	KRW	149,813	0	0
BPS	04/2025	EUR	19,552		$20,504	0	(638)
	04/2025	IDR	444,479		27	0	0
	04/2025	ILS	320		87	1	0
	04/2025	JPY	308,335		2,068	13	0
	04/2025	TWD	6,588		200	1	0
	04/2025		$182	AUD	288	0	(2)
	04/2025		370	GBP	293	8	0
	04/2025		456	INR	39,600	7	0
	04/2025		639	JPY	96,079	1	0
	04/2025		504	KRW	731,167	0	(7)
	04/2025		189	ZAR	3,436	0	(2)
	04/2025	ZAR	2,287		$125	1	0
	05/2025	IDR	2,045,990		123	0	0
	05/2025	JPY	95,757		639	0	(1)
	05/2025		$83	EUR	77	0	0
	05/2025		442	INR	37,900	1	0
	06/2025	PLN	31		$8	0	0
	06/2025		$930	PLN	3,598	0	(3)
BRC	04/2025	AUD	3,448		$2,144	0	(10)
	04/2025		$12	IDR	201,112	0	0
	06/2025	KRW	368,682		$255	4	0
	06/2025		$114	PLN	440	0	0
CBK	04/2025	DKK	8,689		$1,223	0	(36)
	04/2025	IDR	1,182,365		71	0	0
	04/2025	ILS	1,223		336	7	0
	04/2025	INR	17,426		204	0	0
	04/2025	JPY	23,800		162	3	0
	04/2025	TWD	380		12	0	0
	04/2025		$3,364	CAD	4,792	0	(34)
	04/2025		20	IDR	320,084	0	0
	04/2025		247	INR	21,180	0	0
	04/2025		22	KRW	32,181	0	0
	04/2025		166	TWD	5,457	0	(1)
	05/2025	CAD	4,785		$3,364	34	0
	05/2025	IDR	2,504,428		151	0	0
	05/2025		$101	EUR	93	0	0
	06/2025	KRW	102,989		$72	1	0
	08/2025	TWD	119,700		3,666	20	0
	08/2025		$12	TWD	377	0	0
DUB	04/2025	CHF	2,073		$2,313	0	(30)
	04/2025	ILS	1,235		340	7	0
	04/2025		$679	DKK	4,701	3	0
	04/2025		127	EUR	121	4	0
	04/2025		65	INR	5,614	0	0
	05/2025	DKK	4,693		$679	0	(3)
	05/2025	IDR	304,924		18	0	0
	06/2025	KRW	37,266		26	0	0
GLM	04/2025	BRL	20,553		3,579	0	(23)
	04/2025	KRW	228,943		156	1	0
	04/2025		$3,585	BRL	20,553	17	0
	04/2025		10	IDR	166,906	0	0
	04/2025		30	KRW	43,851	0	0
	05/2025	IDR	1,203,405		$72	0	0
	06/2025		$156	KRW	228,111	0	(1)
	06/2025		1,000	PLN	3,863	0	(6)
	08/2025	CNH	2,009		$279	1	0
IND	04/2025		$1,313	DKK	9,081	3	0
	05/2025	DKK	9,064		$1,313	0	(3)
JPM	04/2025	BRL	555		97	0	(1)
	04/2025	ILS	1,666		457	9	0
	04/2025	JPY	256,680		1,722	11	0
	04/2025	TWD	1,748		53	0	0
	04/2025		$94	BRL	555	3	0
	04/2025		21,225	EUR	19,678	53	0
	04/2025		2,439	IDR	40,198,469	0	(15)
	04/2025		105	INR	9,022	1	0
	04/2025		3,751	JPY	565,993	23	0
	04/2025		22	KRW	32,167	0	0
	04/2025		33	TWD	1,073	0	0
	04/2025	ZAR	1,290		$71	0	0
	05/2025	EUR	19,678		21,259	0	(53)
	05/2025	IDR	801,508		48	0	0
	05/2025	JPY	564,096		3,751	0	(23)
	06/2025	PLN	30		8	0	0
	06/2025		$579	PLN	2,246	0	(1)
	08/2025	TWD	2,699		$82	0	0
	08/2025		$53	TWD	1,735	0	0
MBC	04/2025	AUD	302		$189	0	(1)
	04/2025	CHF	157		177	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2025 (Unaudited)

04/2025	GBP	84	108	0	0
04/2025	ILS	469	128	2	0
04/2025	TWD	189	6	0	0
04/2025	$2,522	CHF	2,228	0	(4)
04/2025	36	DKK	250	0	0
04/2025	365	EUR	336	0	(2)
04/2025	195	GBP	151	0	0
04/2025	130	INR	11,315	2	0
05/2025	CHF	2,220	$2,522	4	0
05/2025	DKK	250	36	0	0
05/2025	IDR	482,762	29	0	0
05/2025	JPY	31,755	213	1	0
06/2025	KRW	25,326	18	0	0
08/2025	CNH	1,452	203	1	0
08/2025	TWD	4,177	128	1	0
08/2025	$6	TWD	187	0	0
MYI	04/2025	CAD	4,459	$3,132	34	0
04/2025	DKK	5,344	746	0	(29)
04/2025	$1,800	ZAR	32,911	0	(7)
05/2025	IDR	439,314	$26	0	0
06/2025	CNH	24,752	3,419	0	(6)
SCX	04/2025	BRL	21,201	3,627	0	(88)
04/2025	INR	7,066	81	0	(2)
04/2025	TWD	113	3	0	0
04/2025	$3,692	BRL	21,201	23	0
04/2025	15	IDR	250,587	0	0
04/2025	984	JPY	148,304	5	0
04/2025	22	KRW	32,132	0	0
05/2025	IDR	188,514	$11	0	0
05/2025	JPY	147,807	984	0	(5)
06/2025	$3,627	BRL	21,470	87	0
08/2025	108	CNH	774	0	(1)
08/2025	3	TWD	112	0	0
SSB	04/2025	GBP	360	$466	1	0
05/2025	$466	GBP	360	0	(1)
UAG	04/2025	JPY	235,166	$1,581	13	0

Total Forward Foreign Currency Contracts	$505	$(1,078)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(36)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740%	09/08/2025	1,900	$(44)	$(44)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	09/08/2025	1,900	(44)	(32)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	12,200	(111)	(104)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,200	(111)	(123)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	3,000	(27)	(30)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	3,000	(28)	(26)
MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.660	09/05/2025	3,400	(75)	(65)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	09/05/2025	3,400	(75)	(70)

$(515)	$(494)

Total Written Options	$(569)	$(530)

(h)

Securities with an aggregate market value of $695 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2025 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,085	$0	$2,085
U.S. Government Agencies	0	60,717	0	60,717
U.S. Treasury Obligations	0	219,237	0	219,237
Non-Agency Mortgage-Backed Securities	0	2,087	0	2,087
Asset-Backed Securities
Home Equity Other	0	1,714	0	1,714
Other ABS	0	9,101	0	9,101
Sovereign Issues	0	23,761	0	23,761
Short-Term Instruments
Mutual Funds	0	310	0	310
U.S. Treasury Bills	0	1	0	1

Total Investments	$0	$319,013	$0	$319,013

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	141	309	0	450
Over the counter	0	505	0	505

	$141	$814	$0	$955
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(127)	(371)	0	(498)
Over the counter	0	(1,608)	0	(1,608)

	$(127)	$(1,979)	$0	$(2,106)

Total Financial Derivative Instruments	$14	$(1,165)	$0	$(1,151)

Totals	$14	$317,848	$0	$317,862

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.0% ¤
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.1%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$200	$160

INDUSTRIALS 0.4%
Providence St. Joseph Health Obligated Group 5.403% due 10/01/2033	700	707
Toledo Hospital 6.015% due 11/15/2048	200	178

		885

Total Corporate Bonds & Notes (Cost $1,040)		1,045

MUNICIPAL BONDS & NOTES 92.9%
ALABAMA 5.8%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	2,000	2,151
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024 5.000% due 03/01/2055	600	641
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	1,000	1,064
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 4.750% due 12/01/2054	2,000	1,893
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	1,000	1,049
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024 5.000% due 11/01/2035	800	826
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	1,500	1,588
5.250% due 03/01/2055	2,000	2,100

		11,312

ARIZONA 0.1%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018 5.000% due 07/01/2028	250	259

ARKANSAS 0.3%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	551

CALIFORNIA 9.3%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (d)	1,000	577
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	500	532
5.000% due 02/01/2055	1,200	1,280
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	198
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	1,000	192
California Educational Facilities Authority Revenue Bonds, Series 2023 5.500% due 10/01/2053	1,000	1,024
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.250% due 12/01/2044	1,000	1,035
California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	800	802
7.000% due 03/01/2053	250	240
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	2,250	185
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025 9.500% due 01/01/2065	1,400	1,400
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	1,000	1,029
California Municipal Finance Authority Revenue Bonds, Series 2025 5.000% due 01/01/2038	500	501
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	260

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2025 (Unaudited)

California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	500	488
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	263
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.500% due 12/01/2058	2,000	2,035
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	200	171
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (d)	500	322
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	10,000	1,077
3.714% due 06/01/2041	2,000	1,528
4.214% due 06/01/2050	100	76
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	300	304
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	1,000	917
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	500	507
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	300	335
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	2,500	408
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	2,000	402

		18,088

COLORADO 5.4%
Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024 5.500% due 12/01/2044	1,000	1,020
Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024 6.500% due 12/01/2054	250	255
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017 5.000% due 12/01/2037	250	246
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018 5.250% due 12/01/2048	500	481
Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020 5.000% due 12/01/2047	500	477
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	750	561
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046	1,000	921
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024 6.125% due 12/15/2054	750	739
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022 4.125% due 11/15/2047	1,000	901
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,000	1,007
Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2050	500	434
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	493
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021 4.000% due 12/01/2036	750	715
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	490
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024 5.750% due 12/01/2054	500	500
Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020 0.000% due 12/01/2050 (d)	1,000	820
Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019 5.000% due 12/01/2049	500	471

		10,531

DELAWARE 0.8%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	980	813
7.120% due 10/01/2038	175	163
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	500	493

		1,469

DISTRICT OF COLUMBIA 0.9%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021 5.000% due 10/01/2046	1,000	1,016
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054	300	311

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2025 (Unaudited)

5.000% due 07/15/2056	300	310

		1,637

FLORIDA 10.5%
Antillia Community Development District, Florida Special Assessment Bonds, Series 2024 5.600% due 05/01/2044	710	713
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	405	410
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022
4.250% due 05/01/2032	390	388
5.000% due 05/01/2042	300	298
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024 5.250% due 05/01/2055	250	244
Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024 5.000% due 05/01/2044	250	246
Berry Bay II Community Development District, Florida Special Assessment Bonds, Series 2024 4.450% due 05/01/2031	250	248
Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024 5.250% due 05/01/2044	500	482
Florida Development Finance Corp. Revenue Bonds, Series 2024 5.250% due 08/01/2049	1,000	1,027
Florida Development Finance Corp. Revenue Bonds, Series 2025 8.250% due 07/01/2057	500	519
Gainesville, Florida Utilities System Revenue Bonds, Series 2012 3.550% due 10/01/2042	1,795	1,795
GIR East Community Development District, Florida Special Assessment Bonds, Series 2025 5.300% due 05/01/2045	1,000	972
Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024 5.700% due 05/01/2044	1,000	1,000
Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2025 5.750% due 05/01/2055 (a)	500	501
Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024 5.450% due 05/01/2055	250	242
Hyde Park Community Development District No 1, Florida Special Assessment Bonds, Series 2024 5.350% due 05/01/2044	420	413
Lakes of Sarasota Community Development District 2, Florida Special Assessment Bonds, Series 2025 5.500% due 05/01/2045	230	228
Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024 5.300% due 05/01/2044	425	416
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	585	578
5.550% due 05/01/2054	530	530
LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024 5.375% due 05/01/2044	875	858
Magnolia Island Community Development District, Florida Special Assessment Bonds, Series 2025 5.550% due 05/01/2045	250	248
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025 5.250% due 10/01/2055	1,000	1,054
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,000	934
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024 5.250% due 10/01/2054	1,000	1,066
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	750	750
Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024 5.200% due 05/01/2054	150	143
Normandy Community Development District, Florida Special Assessment Bonds, Series 2024 5.550% due 05/01/2054	250	238
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 08/01/2047	150	152
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2028 (c)	475	418
Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2044	550	541
Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024 5.375% due 05/01/2055	100	97
Pioneer Ranch Community Development District, Florida Special Assessment Notes, Series 2024 5.000% due 05/01/2044	810	773
Rookery Community Development District, Florida Special Assessment Bonds, Series 2024 5.000% due 05/01/2044	300	287
Seagrove Community Development District, Florida Special Assesment Bonds, Series 2024 4.875% due 06/15/2044	250	241
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2029	225	216
4.000% due 12/15/2030	200	191
4.000% due 12/15/2031	210	199
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 4.850% due 05/01/2038	500	512

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2025 (Unaudited)

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2024 4.000% due 05/01/2034	250	246

		20,414

GEORGIA 1.2%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2024 0.000% due 12/15/2048 (d)	500	429
Atlanta Development Authority, Georgia Tax Allocation Bonds, Series 2024 5.000% due 04/01/2034	100	100
Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, (FNMA Insured), Series 2024 4.375% due 04/01/2043	1,000	961
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	300	318
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	550	586

		2,394

IDAHO 0.3%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2060	200	219
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	447	411

		630

ILLINOIS 6.4%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2033	500	536
5.250% due 01/01/2048	1,000	1,038
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	440	443
Illinois Finance Authority Revenue Bonds, Series 2020 3.450% due 08/15/2049	2,800	2,800
Illinois State General Obligation Bonds, Series 2017 5.000% due 12/01/2026	2,000	2,059
Illinois State General Obligation Bonds, Series 2018 5.000% due 10/01/2033	1,000	1,038
Illinois State General Obligation Bonds, Series 2020 5.500% due 05/01/2030	850	899
Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2036	1,100	1,187
5.000% due 05/01/2037	1,000	1,070
Illinois State Revenue Bonds, Series 2016 3.000% due 06/15/2034	1,180	1,035
Village of Gilberts, Illinois Special Service Area No 24, Special Tax Bonds, Series 2014 5.375% due 03/01/2034	443	415

		12,520

INDIANA 0.8%
Indiana Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2054	100	98
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
0.000% due 07/01/2056	300	292
5.750% due 01/01/2036	175	169
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	300	293
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	500
Valparaiso, Indiana Revenue Bonds, Series 2021 5.375% due 12/01/2041	250	225

		1,577

IOWA 1.1%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, (FNMA Insured), Series 2024 4.650% due 07/01/2043	2,000	1,984
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	250	221

		2,205

KANSAS 0.5%
Colby, Kansas Revenue Bonds, Series 2024 5.500% due 07/01/2026	1,000	1,003

LOUISIANA 0.6%
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	660	592

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2025 (Unaudited)

Plaquemines Port Harbor & Terminal District, Louisiana Revenue Bonds, Series 2024 9.000% due 12/01/2044	650	636

		1,228

MAINE 0.1%
Finance Authority of Maine Revenue Bonds, Series 2024 4.625% due 12/01/2047	250	252

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2045	300	326

MASSACHUSETTS 0.7%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 10/01/2048	1,000	967
Massachusetts Development Finance Agency Revenue Bonds, Series 2024 5.000% due 07/01/2044	350	355

		1,322

MICHIGAN 0.7%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	500	400
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.663% due 07/01/2032 ~	1,000	986

		1,386

MINNESOTA 1.2%
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 01/01/2055	1,995	2,236

MISSOURI 0.5%
Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 02/01/2043	1,000	970

MULTI-STATE 1.0%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.721% due 01/25/2040	491	488
4.136% due 08/25/2040	496	505
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
0.000% due 10/25/2040	497	511
4.326% due 08/25/2041 ~	499	517

		2,021

NEVADA 0.3%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	355	340
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	1,000	142

		482

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority 4.168% due 01/20/2041	2,000	1,522
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2030	280	277
New Hampshire National Finance Authority Affordable Housing, Series 2024 4.150% due 10/20/2040	400	389

		2,188

NEW JERSEY 2.0%
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	1,000	987
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025 4.550% due 05/01/2041	1,000	1,002
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2024 5.000% due 06/15/2035	1,000	1,105
Passaic County, New Jersey Improvement Authority Revenue Bonds, Series 2025 5.000% due 07/01/2044	750	750

		3,844

NEW MEXICO 2.2%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	500	447

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2025 (Unaudited)

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008 3.550% due 08/01/2034	3,785	3,785

		4,232

NEW YORK 8.3%
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	500	427
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 3.550% due 06/15/2050	2,500	2,500
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	200	212
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012 3.550% due 11/01/2036	2,500	2,500
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 05/01/2046	1,000	1,043
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025 5.000% due 11/01/2050 (a)	700	731
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,002
New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2036 (a)	660	722
5.000% due 03/15/2052	2,000	2,089
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.000% due 10/01/2040	2,000	2,035
New York Transportation Development Corp. Revenue Bonds, Series 2024 5.000% due 06/30/2060	750	740
Onondaga Civic Development Corp., New York Revenue Bonds, Series 2024 5.125% due 08/01/2044	1,000	900
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.250% due 08/01/2047	1,000	1,037
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	2,000	187

		16,125

OHIO 4.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	11,300	1,126
5.000% due 06/01/2055	2,000	1,766
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2036	600	644
Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	1,155	1,096
5.500% due 02/15/2057	510	512
Lancaster Port Authority, Ohio Revenue Bonds, Series 2024 5.000% due 02/01/2055	150	158
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	750	682
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	700	768
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.550% due 09/01/2045	1,000	986
Ohio Housing Finance Agency Revenue Bonds, Series 2024 6.000% due 01/01/2045	250	247

		7,985

OREGON 0.2%
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2038 (c)	750	411

PENNSYLVANIA 3.3%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	480	473
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2046	1,045	1,056
Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 05/01/2054	400	404
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.100% due 06/01/2029	500	512
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 11/01/2044	150	147
Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015 6.000% due 07/01/2045	1,000	783
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	200	203
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 6.000% due 06/30/2061	1,000	1,070
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060 (a)	1,000	1,082

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2025 (Unaudited)

5.450% due 01/01/2051	700	717

		6,447

PUERTO RICO 5.9%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	834	524
0.000% due 11/01/2051	3,379	2,104
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	984	964
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.583% due 07/01/2029 ~	1,010	984
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010 5.250% due 07/01/2040 ^(b)	2,150	1,048
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	5,000	1,640
0.000% due 07/01/2051 (c)	11,000	2,671
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,000	975
4.550% due 07/01/2040	500	495

		11,405

RHODE ISLAND 1.2%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,001
5.000% due 06/01/2050	1,250	1,250

		2,251

SOUTH CAROLINA 1.0%
South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2055	600	614
5.250% due 12/01/2050	200	211
Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017 5.000% due 04/15/2048	1,200	1,201

		2,026

TEXAS 9.9%
Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2025 4.500% due 08/15/2050	1,000	981
Austin Housing Finance Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	100	100
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	200	170
Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021 3.625% due 07/01/2026	250	236
Celina, Texas Special Assessment Bonds, Series 2024 5.500% due 09/01/2054	500	483
Club Municipal Management District No 1, Texas Special Assessment Bonds, Series 2024 5.100% due 09/01/2044	350	337
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	250	236
Denton County, Texas Special Assessment Bonds, Series 2025 6.125% due 12/31/2055	1,000	978
EP Essential Housing WF PFC, Texas Revenue Bonds, Series 2024 4.250% due 12/01/2034	400	394
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 3.400% due 10/01/2041	2,500	2,500
Houston, Texas Airport System Revenue Bonds, Series 2024 5.500% due 07/15/2035	1,000	1,059
Houston, Texas Airport System Revenue Notes, Series 2024 5.250% due 07/15/2034	2,450	2,554
Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	600	620
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2050	200	207
Manor Housing Public Facility Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	200	200
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	500	471
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(b)	260	207
4.000% due 07/01/2036 ^(b)	915	826
4.250% due 07/01/2036 ^(b)	920	734
4.750% due 07/01/2051 ^(b)	50	40
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2025 5.000% due 11/01/2060	1,000	989
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020 4.000% due 01/01/2050	500	411
Princeton, Texas Special Assessment Bonds, Series 2024 4.250% due 09/01/2031	300	295
Princeton, Texas Special Assessment Bonds, Series 2025 5.375% due 09/01/2045 (a)	420	417

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2025 (Unaudited)

Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2054	200	208
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.505% due 12/15/2026 ~	500	500
Texas State University System Revenue Bonds, Series 2024 5.000% due 03/15/2042	1,000	1,063
Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	600	565
4.375% due 10/15/2059	1,500	1,461

		19,242

UTAH 1.3%
Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024 5.500% due 06/15/2039	500	511
Salt Lake City, Utah Airport Revenue Bonds, Series 2023 5.250% due 07/01/2048	1,000	1,034
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	1,000	907

		2,452

VERMONT 0.1%
Vermont Economic Development Authority Revenue Bonds, Series 2022 4.375% due 06/01/2052	250	251

VIRGINIA 0.8%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	450	421
Virginia Small Business Financing Authority Revenue Bonds, Series 2024 5.000% due 12/01/2039	1,000	1,032

		1,453

WASHINGTON 0.7%
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	1,000	927
Washington State Housing Finance Commission Revenue Bonds, Series 2024 6.000% due 07/01/2059	500	516

		1,443

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	1,000	94

WISCONSIN 2.0%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 6.750% due 08/01/2031	500	449
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	1,930	141
4.500% due 06/01/2056	225	168
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023 0.000% due 09/01/2029 (c)	371	271
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2044	290	285
5.500% due 12/15/2028	244	245
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025 5.250% due 06/15/2045	550	558
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 3.450% due 04/01/2048	1,540	1,540
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024 6.000% due 07/01/2060	300	304

		3,961

Total Municipal Bonds & Notes (Cost $180,323)		180,623

U.S. GOVERNMENT AGENCIES 3.6%
Freddie Mac
2.802% due 04/25/2043 ~	198	173
2.952% due 01/25/2039 ~	700	456
3.199% due 01/25/2043 ~	300	194
3.720% due 01/01/2041	989	919
3.800% due 01/01/2040	990	930
3.850% due 07/01/2039 - 01/01/2040	1,491	1,409
4.250% due 08/01/2038	993	979
4.370% due 03/01/2040	494	493
4.900% due 02/01/2040	495	521
4.952% due 07/15/2040 •	246	251
4.977% due 01/25/2042 ~	300	243

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2025 (Unaudited)

5.210% due 08/01/2040	297	322

Total U.S. Government Agencies (Cost $6,801)		6,890

Total Investments in Securities (Cost $188,164)		188,558

	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	966,897	9,412

Total Short-Term Instruments (Cost $9,408)		9,412

Total Investments in Affiliates (Cost $9,408)		9,412

Total Investments 101.8% (Cost $197,572)		$197,970
Other Assets and Liabilities, net (1.8)%		(3,563)

Net Assets 100.0%		$194,407

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				When-issued security.
(b)				Security is not accruing income as of the date of this report.
(c)				Zero coupon security.
(d)				Security becomes interest bearing at a future date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$160	$160
Industrials	0	885	0	885
Municipal Bonds & Notes
Alabama	0	11,312	0	11,312
Arizona	0	259	0	259
Arkansas	0	551	0	551
California	0	18,088	0	18,088
Colorado	0	10,531	0	10,531
Delaware	0	1,469	0	1,469
District of Columbia	0	1,637	0	1,637
Florida	0	20,414	0	20,414
Georgia	0	2,394	0	2,394
Idaho	0	630	0	630
Illinois	0	12,520	0	12,520
Indiana	0	1,577	0	1,577
Iowa	0	2,205	0	2,205
Kansas	0	1,003	0	1,003
Louisiana	0	1,228	0	1,228
Maine	0	252	0	252
Maryland	0	326	0	326
Massachusetts	0	1,322	0	1,322
Michigan	0	1,386	0	1,386
Minnesota	0	2,236	0	2,236
Missouri	0	970	0	970
Multi-State	0	2,021	0	2,021
Nevada	0	482	0	482
New Hampshire	0	2,188	0	2,188
New Jersey	0	3,844	0	3,844
New Mexico	0	4,232	0	4,232
New York	0	16,125	0	16,125
Ohio	0	7,985	0	7,985
Oregon	0	411	0	411
Pennsylvania	0	6,447	0	6,447
Puerto Rico	0	11,405	0	11,405
Rhode Island	0	2,251	0	2,251
South Carolina	0	2,026	0	2,026
Texas	0	19,242	0	19,242
Utah	0	2,452	0	2,452
Vermont	0	251	0	251
Virginia	0	1,453	0	1,453
Washington	0	1,443	0	1,443
West Virginia	0	94	0	94
Wisconsin	0	3,961	0	3,961
U.S. Government Agencies	0	6,890	0	6,890

	$0	$188,398	$160	$188,558
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,412	$0	$0	$9,412

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2025 (Unaudited)

Total Investments	$9,412	$188,398	$160	$197,970

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, a Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust's and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Sources. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps

Notes to Financial Statements (Cont.)

and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of March 31, 2025, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios' transactions in and earnings from these affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Fixed Income SHares: Series C	$2,733	$1,46,596	$(135,600)	$5	$(1)	$13,733	$95	$0
PIMCO Fixed Income SHares: Series LD	1,480	17,108	(11,570)	0	0	7,018	9	0
PIMCO Fixed Income SHares: Series M	3,366	166,917	(154,700)	7	(2)	15,588	116	0
PIMCO Fixed Income SHares: Series TE	9,818	43,597	(44,000)	(1)	(2)	9,412	198	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	CBK	Citibank N.A.	MBC	HSBC Bank Plc
BCY	Barclays Capital, Inc.	DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	SBI	Citigroup Global Markets Ltd.
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	TDM	TD Securities (USA) LLC

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar
DKK	Danish Krone	KRW	South Korean Won	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	CPTFEMU	Eurozone HICP ex-Tobacco Index	SOFR	Secured Overnight Financing Rate
BRENT	Brent Crude	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index	US0003M	ICE 3-Month USD LIBOR
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corp.	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	oz.	Ounce
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap	WTI	West Texas Intermediate